Securities Act of 1933 File No. 333-20637
                                Investment Company Act of 1940 File No. 811-8035

       As filed with the Securities and Exchange Commission on December 16, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/

                  Pre-Effective Amendment No.  ----                          /_/

                  Post-Effective Amendment No.  16                           /X/
                                               ----

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

                  Amendment No. 19                                           /X/
                               ----

                        (Check appropriate box or boxes)


                             AFBA 5STAR FUND, INC.
       ------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           c/o PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809
       ------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (800) 243-9865
       ------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                         MR. JOHN A. JOHNSON, PRESIDENT
           C/O PFPC INC., 301 BELLEVUE PARKWAY, WILMINGTON, DE 19809
           ---------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                With Copies to:

                            MICHAEL P. O'HARE, ESQ.
                     Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                          Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

         /_/      immediately upon filing pursuant to paragraph (b) of Rule 485

         /_/      on (date) pursuant to paragraph (b) of Rule 485

         /X/      60 days after filing pursuant to paragraph (a)(1) of Rule 485

         /_/      on (date) pursuant to paragraph (a)(1) of Rule 485

         /_/      75 days after filing pursuant to paragraph (a)(2) of Rule 485

         /_/      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Prospectus dated February ___, 2004

                              AFBA 5STAR FUND, INC.
                                Retirement Series

                                 Class R Shares

SHARES OF THE FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

********************************************************************************
PROSPECTUS DATED FEBRUARY _, 2004

AFBA 5STAR FUND, INC.

                           MANAGER:
                           AFBA 5STAR INVESTMENT MANAGEMENT COMPANY

                           SUB-ADVISER:
                           KORNITZER CAPITAL MANAGEMENT, INC.

                           DISTRIBUTED BY:
                           PFPC DISTRIBUTORS, INC.

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TABLE OF CONTENTS

                                                                            Page

INFORMATION ABOUT THE FUNDS
Investment Objectives and Principal Investment Strategies
Principal Risk Factors
Past Performance
Fees and Expenses
Manager and Sub-Adviser
Financial Highlights

INFORMATION ABOUT INVESTING
How to Purchase, Redeem and Exchange Shares
Information for Plan Participants
Information for Plan Sponsors and Administrators
Information for IRA Rollover Accounts
How Share Price is Determined
Distributions and Taxes
Additional Policies About Transactions
Distribution and Service Arrangements

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INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


MARKET CAPITALIZATION:
How much a company is considered to be worth. It equals the number of outstanding shares times the share price.


The investment objectives and the manner in which the funds within AFBA 5Star Fund, Inc. (the "Company") will pursue their objectives are as follows:

o AFBA 5STAR BALANCED FUND - seeks both long-term capital growth and high current income. To pursue its investment objectives, the Fund invests primarily in common stocks and high-yielding, higher-risk fixed income securities, including corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks.

o AFBA 5STAR HIGH YIELD FUND - seeks high current income with capital growth as a secondary objective. To pursue its investment objective, the Fund invests under normal circumstances at least 80% of its net assets in high yielding, high risk fixed income securities.

o AFBA 5STAR LARGE CAP FUND - seeks long-term capital growth. To pursue its investment objective, the Fund invests under normal circumstances at least 80% of its net assets in common stocks of large capitalization or "large cap" companies, most of which are listed on the New York Stock Exchange. The Fund considers a company to be a large cap company if it has a market capitalization of $10 billion or greater at the time of purchase.

o AFBA 5STAR MID CAP FUND - seeks long-term capital growth. To pursue its investment objective, the Fund invests under normal circumstances at least 80% of its net assets in equity securities (common stocks, convertibles and warrants) issued by medium-sized or "mid cap" companies. The Fund considers a company to be a mid cap company if it has a market capitalization between $1.5 billion and $10 billion at the time of purchase.

o AFBA 5STAR SCIENCE & TECHNOLOGY FUND - seeks long-term capital growth. To pursue its investment objective, the Fund invests under normal circumstances at least 80% of its net assets in common stocks and other equity securities (including convertibles and warrants) of companies expected to benefit from the development, advancement, and use of science and technology.

o AFBA 5STAR SMALL CAP FUND - seeks long-term capital growth. To pursue its investment objective, the Fund invests under normal circumstances at least 80% of its net assets in equity securities issued by small capitalization or "small cap" companies. The Fund considers a company to be a small cap company if it has a market capitalization of less than $2 billion at the time of purchase.

o AFBA 5STAR USA GLOBAL FUND - seeks capital growth. To pursue its investment objective, the Fund invests under normal circumstances at least 80% of its net assets in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from global sales and operations. The international operations of these U.S. based companies will provide investors with exposure to at least three foreign countries.

Each Fund's principal investment strategies are described below:

o AFBA 5STAR BALANCED FUND invests in a combination of common stocks, high yield, high risk corporate bonds and high yield, high risk convertible securities. The Fund may also invest in government bonds and mortgage-backed securities. The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the sub-adviser's view of economic conditions and underlying security values. Usually, the sub-adviser will invest at least 25% of the Fund's assets in equity securities and at least 25% in fixed-income securities. Many of the Fund's common stock investments are expected to pay dividends.

o AFBA 5STAR HIGH YIELD FUND uses extensive fundamental research to identify fixed income investment opportunities among higher risk, higher yielding securities. Emphasis is placed on relative value and good corporate management. Specifically, the sub-adviser may look at a number of past, present and estimated factors such as: 1) financial strength of the issuer;
     2) cash flow; 3) management; 4) borrowing requirements; and 5) responsiveness to changes in interest rates and business conditions.

o AFBA 5STAR LARGE CAP FUND invests in large cap companies that meet specific cash flow criteria and/or are expected to benefit from long-term industry and technological trends that are likely to positively impact company performance. The cash flow criteria used by the sub-adviser focuses on consistency and predictability of cash generation. Separately, long-term trends are identified with the purpose of investing in companies that should have favorable operating environments over the next three to five years. The final stock selection process includes: 1) ongoing fundamental analysis of industries and the economic cycle; 2) analysis of company-specific factors such as product cycles, management, etc.; and 3) rigorous valuation analysis. The Fund may have a significant amount of assets invested in the technology sector. Realization of dividend income is a secondary consideration.

o AFBA 5STAR MID CAP FUND identifies long-term trends with the aim of investing in mid cap companies that the sub-adviser believes have favorable operating environments during the three to five years after purchase. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; and 3) rigorous valuation analysis. The Fund may have a significant amount of assets invested in the technology sector.

o AFBA 5STAR SCIENCE & TECHNOLOGY FUND selects stocks that the sub-adviser believes have prospects for above average earnings based on intensive fundamental research, as well as companies with long-term growth potential. Portfolio holdings can range from small companies that are developing new technologies to blue chip firms with established track records of developing, producing or distributing products and services in the science and technology industries. The Fund may also invest in companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development. The Fund focuses on technology companies which, in the sub-adviser's opinion, have sustainable long-term business models, as well as companies that are likely to benefit from long-term trends identified by the sub-adviser. Some of the industries likely to be represented in the Fund's portfolio are:

     o  Electronics, including hardware, software and components;
     o  Communications;
     o  E-commerce;
     o  Information;
     o  Media;
     o  Life sciences and healthcare;
     o  Environmental services;
     o  Chemicals and synthetic materials; and
     o  Defense and aerospace.

o AFBA 5STAR SMALL CAP FUND targets a mix of "value" and "growth" small cap companies. Generally, value stocks typically include stocks of companies that are priced at relatively low ratios of price-to-earnings or price-to-book value, and they also focus on companies believed to be coming out of industry downturns. Growth stocks usually sell at high ratios of price-to-earnings or price-to-book value but have high earnings growth rates. The sub-adviser identifies smaller companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc., and 3) rigorous valuation analysis.

o AFBA 5STAR USA GLOBAL FUND identifies companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; 3) rigorous valuation analysis; and 4) the issuer must have substantial international operations. The Fund may have a significant amount of assets invested in the technology sector.

Each Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reinvest assets in more promising investment opportunities.

TEMPORARY INVESTMENTS - The Funds generally hold some cash, short-term debt obligations, government securities or high quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in such investments for temporary defensive purposes. During those times, a Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets. Also, keep in mind that a temporary defensive strategy still has the potential to lose money.

The objectives and policies described above describe how the Funds are managed and may only be changed with the approval of the corresponding Fund's shareholders or, with respect to the AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and the AFBA 5Star Small Cap Fund, by the Board of Directors.


********************************************************************************
PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------


DIVERSIFICATION: A technique to reduce the risks inherent in any investment by investing in a broad range of securities from different industries, locations or asset classes.

MARKET RISKS - Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Funds (except the AFBA 5Star High Yield Fund) are normally invested in equity securities, the value of these Funds will likely go up and down. As with an investment in any mutual fund, there is a risk that you could lose money by investing in the Funds.

A Fund's success depends largely on the sub-adviser's ability to select favorable investments. Also, different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small or medium company stocks will be more or less favorable than large company stocks. Because of this, the Funds may perform better or worse than other types of funds depending on what is in "favor."

FIXED INCOME RISKS - The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

HIGH YIELD RISKS - The AFBA 5Star Balanced and AFBA 5Star High Yield Funds invest in lower-rated, high yielding bonds (so-called "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds. Lower-rated securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. Lower-rated securities also tend to have less liquid markets than higher-rated securities. In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than the market prices of higher-rated bonds.

INTERNATIONAL RISKS - International investing poses additional risks such as currency fluctuation, political instability, less government regulation, less publicly available information, limited trading markets and greater volatility. However, the AFBA 5Star USA Global Fund invests only in U.S. companies traded in the U.S. and denominated in U.S. dollars. While this eliminates direct foreign investment, the companies the Fund invests in will experience these risks in their day-to-day business dealings. These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.

LARGER COMPANY RISKS - The AFBA 5Star Large Cap Fund invests primarily in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

MEDIUM-SIZED COMPANY RISKS - The AFBA 5Star Mid Cap Fund invests primarily in medium-sized companies. Generally, medium-sized companies may have more potential for growth than larger companies. Investing in medium-sized companies, however, may involve greater risks than investing in larger companies, and these risks are passed on to shareholders that invest in them. Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies. An investment in the Fund may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations. Medium-sized company stocks may be bought and sold less often and in smaller amounts than larger company stocks. Therefore, if the Fund wants to sell a large quantity of a medium-sized company's stock it may have to sell at a lower price than the sub-adviser might prefer, or it may have to sell in small quantities over a period of time. The AFBA 5Star Mid Cap Fund's sub-adviser attempts to minimize this risk by investing in stocks that are readily bought and sold.

SMALL COMPANY RISKS - The AFBA 5Star Small Cap Fund invests primarily in small companies. Investments in smaller companies often involve greater risks than investing in larger companies and these risks are passed on to shareholders that invest in them. These companies may not have the management experience, financial resources, product diversification or competitive strengths of larger companies. Therefore, the securities of smaller companies may be more volatile than the securities of larger, more established companies. Thus an investment in the AFBA 5Star Small Cap Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. The Fund tries to minimize volatility by diversifying in terms of companies and industries. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than the sub-adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

SECTOR RISKS - Since the AFBA 5Star Science & Technology Fund is focused on science and technology related industries, it is more concentrated than stock funds invested in a broader range of industries. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star USA Global Fund may also at times invest significantly in technology related industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to such companies. For example, products or services that first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. In addition, technology industries can be affected by competition from new market entrants as well as developing government regulations and policies. The level of risk will rise to the extent that a Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. Therefore, the AFBA 5Star Science & Technology Fund is likely to be more volatile, and the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star USA Global Fund may, to the extent they focus on technology related industries, be more volatile than a fund that is exposed to a greater variety of industries.


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PAST PERFORMANCE
--------------------------------------------------------------------------------

The performance information shown on the following pages provides an indication of the risks of investing in the Funds. Since the Class R shares have not been offered prior to the date of this prospectus, the bar charts show the total returns generated for Class I shares of each Fund for each full calendar year since commencement of operations. The tables show each Fund's average annual returns for certain periods compared with those of a relevant, widely recognized benchmark. The returns assume that all dividends and capital gains distributions have been reinvested in new shares of the Fund and have been recalculated to reflect the Rule 12b-1 fees applicable to Class R shares. A FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW A FUND WILL PERFORM IN THE FUTURE.

The performance information is based on the performance of each Fund's original class which is not offered in this Prospectus. Returns for Class R shares will differ from the original class only to the extent that the Class R shares will have different expenses.

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AFBA 5STAR BALANCED FUND
--------------------------------------------------------------------------------


Annual Total Return as of December 31 of Each Year*
--------------------------------------------------

        1999                   6.40%
        2000                  10.88%
        2001                   1.97%
        2002                 (15.32%)
        2003

Year-to-Date Return as of December 31, 2003 =  %
Best Quarter-Quarter Ended  ___________ =      %
Worst Quarter-Quarter Ended  ___________ =     %

*The annual total returns are based on the historical performance of the Fund's original class of shares, but have been recalculated to reflect Rule 12b-1 fees.


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003
-------------------------------------------------------------------------- --------------- -------------- --------------------------
                                                                                                            ANNUALIZED TOTAL RETURN
                                                                               1 YEAR          5 YEARS          SINCE INCEPTION 2
-------------------------------------------------------------------------- --------------- -------------- --------------------------
AFBA 5Star Balanced Fund

Class R Shares returns 1................................................          %                %                   %

S&P 500 Index (reflects no deduction for fees, expenses or taxes) 3.....          %                %                   %

Lipper Balanced Fund Index (reflects no deduction for fees, expenses or
taxes) 4................................................................          %                %                   %
-------------------------------------------------------------------------- --------------- -------------- --------------------------

1 THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES, BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 FEES.

2    INCEPTION DATE OF THE FUND = JUNE 3, 1997.

3 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS WHICH IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

4 THE LIPPER BALANCED FUND INDEX IS AN UNMANAGED INDEX AND INCLUDES THE 30 LARGEST MUTUAL FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY THE STOCK/BOND RATIO OF FUNDS IN THE INDEX RANGES AROUND 60%/40%. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************
AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year*
--------------------------------------------------

        1999                        1.99%
        2000                        7.78%
        2001                        9.66%
        2002                        2.13%
        2003

Year-to-Date Return as of December 31, 2003 =
Best Quarter-Quarter Ended ___________ =       %
Worst Quarter-Quarter Ended  ___________ =     %

*The annual total returns are based on the historical performance of the Fund's original class of shares, but have been recalculated to reflect Rule 12b-1 fees.


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003
-------------------------------------------------------------------------- --------------- -------------- --------------------------
                                                                                                            ANNUALIZED TOTAL RETURN
                                                                               1 YEAR        5 YEAR            SINCE INCEPTION 2
-------------------------------------------------------------------------- --------------- -------------- --------------------------
AFBA 5Star High Yield Fund

Class R Shares returns 1................................................          %                %                   %

Merrill Lynch High Yield Bond Index (reflects no deduction for fees,
expenses or taxes) 3....................................................          %                %                   %

Lipper High Yield Fund Index (reflects no deduction for fees, expenses
or taxes) 4.............................................................          %                %                   %
-------------------------------------------------------------------------- --------------- -------------- --------------------------

1 THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES, BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 FEES.

2    INCEPTION DATE OF THE FUND = JUNE 3, 1997.

3 THE MERRILL LYNCH HIGH YIELD BOND INDEX IS AN UNMANAGED INDEX COMPRISED OF OVER 1,200 HIGH YIELD BONDS REPRESENTATIVE OF THE HIGH YIELD BOND MARKET AS A WHOLE. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

4 THE LIPPER HIGH YIELD FUND INDEX IS A WIDELY RECOGNIZED INDEX OF MUTUAL FUNDS THAT INVEST PRIMARILY IN HIGH YIELD BONDS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************
AFBA 5STAR LARGE CAP FUND
--------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year*
--------------------------------------------------

        1999                       12.94%
        2000                       20.18%
        2001                      (15.58%)
        2002                      (26.25%)
        2003

Year-to-Date Return as of December 31, 2003 =
Best Quarter-Quarter Ended ___________ =       %
Worst Quarter-Quarter Ended ___________ =      %

*The annual total returns are based on the historical performance of the Fund's original class of shares, but have been recalculated to reflect Rule 12b-1 fees.


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003
-------------------------------------------------------------------------- --------------- ------------  ------------------------
                                                                                                          ANNUALIZED TOTAL RETURN
                                                                               1 YEAR          5 YEARS        SINCE INCEPTION 2
-------------------------------------------------------------------------- --------------- ------------  ------------------------
AFBA 5Star Large Cap Fund

Class R Shares returns 1................................................          %                %                  %

S&P 500 Index (reflects no deduction for fees, expenses or taxes) 3.....          %                %                  %

-------------------------------------------------------------------------- --------------- ------------  ------------------------


1 THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES, BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 FEES.

2    INCEPTION DATE OF THE FUND = JUNE 3, 1997.

3 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS WHICH IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************

AFBA 5STAR MID CAP FUND
--------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year*
--------------------------------------------------

        2003

Year-to-Date Return as of December 31, 2003 =
Best Quarter-Quarter Ended ___________ =       %
Worst Quarter-Quarter Ended ___________ =      %

*The annual total returns are based on the historical performance of the Fund's original class of shares, but have been recalculated to reflect Rule 12b-1 fees.


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003
------------------------------------------------------------------------- ----------------- -----------------------------
                                                                                              ANNUALIZED TOTAL RETURN
                                                                               1 YEAR             SINCE INCEPTION 2
------------------------------------------------------------------------- ----------------- -----------------------------
AFBA 5Star Mid Cap Fund

Class R Shares returns 1.........................................................  %                       %

S&P 500 Index (reflects no deduction for fees, expenses or taxes) 3..............  %                       %

S&P 400 Mid Cap Index (reflects no deduction for fees, expenses or                 %
taxes) 4.........................................................................                          %

------------------------------------------------------------------------- ----------------- -----------------------------

1 THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES, BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 FEES.

2    INCEPTION DATE OF THE FUND = MAY 1, 2002.

3 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS WHICH IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

4 THE S&P 400 MID CAP INDEX IS AN UNMANAGED, MARKET CAPITALIZATION-WEIGHTED INDEX OF 400 MEDIUM-CAPITALIZATION STOCKS DESIGNED TO MEASURE THE MID-SIZE COMPANY SEGMENT OF THE U.S. MARKETS. THE PERFORMANCE OF THE S&P 400 MID CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************
AFBA 5STAR SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year*
--------------------------------------------------

        2002                      (38.83%)
        2003

Year-to-Date Return as of December 31, 2003 =
Best Quarter-Quarter Ended  ___________ =       %
Worst Quarter-Quarter Ended ___________ =       %

*The annual total returns are based on the historical performance of the Fund's original class of shares, but have been recalculated to reflect Rule 12b-1 fees.


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003
------------------------------------------------------------------------- ----------------- -----------------------------
                                                                                              ANNUALIZED TOTAL RETURN
                                                                               1 YEAR             SINCE INCEPTION 2
------------------------------------------------------------------------- ----------------- -----------------------------
AFBA 5Star Science & Technology Fund

Class R Shares returns 1.........................................................  %                      %

S&P 500 Index (reflects no deduction for fees, expenses or taxes) 2..............  %                      %

Lipper Science & Technology Fund Index (reflects no deduction for fees,            %
expenses or taxes) 3.............................................................                         %

------------------------------------------------------------------------- ----------------- -----------------------------

1    INCEPTION DATE OF THE FUND = OCTOBER 12, 2001.

2 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS WHICH IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

3 THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX IS AN UNMANAGED, EQUALLY-WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING MUTUAL FUNDS (BASED ON NET ASSETS) IN THE LIPPER SCIENCE AND TECHNOLOGY CLASSIFICATION. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************
AFBA 5STAR SMALL CAP FUND
--------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year*
--------------------------------------------------

        2002                      (26.35%)
        2003

Year-to-Date Return as of December 31, 2003 =
Best Quarter-Quarter Ended  ___________ =       %
Worst Quarter-Quarter Ended  ___________ =      %

*The annual total returns are based on the historical performance of the Fund's original class of shares, but have been recalculated to reflect Rule 12b-1 fees.


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003
------------------------------------------------------------------------- ----------------- -----------------------------
                                                                                              ANNUALIZED TOTAL RETURN
                                                                               1 YEAR             SINCE INCEPTION 2
------------------------------------------------------------------------- ----------------- -----------------------------
AFBA 5Star Small Cap Fund

Class R Shares returns 1......................................................... %                      %

S&P 600 Small Cap Index (reflects no deduction for fees, expenses or
taxes) 3......................................................................... %                      %

Lipper Small Cap Fund Index (reflects no deduction for fees, expenses             %
or taxes) 4......................................................................                        %

------------------------------------------------------------------------- ----------------- -----------------------------

1 THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES, BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 FEES.

2    INCEPTION DATE OF THE FUND = OCTOBER 15, 2001.

3 THE S&P 600 SMALL CAP INDEX IS A MARKET VALUE WEIGHTED INDEX CONSISTING OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. THE PERFORMANCE OF THE S&P 600 SMALL CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

4 THE LIPPER SMALL CAP FUND INDEX IS COMPRISED OF THE TOP 25-30 MANAGED MUTUAL FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) LESS THAN 250% OF THE DOLLAR- WEIGHTED MEDIAN OF THE SMALLEST 500 OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************
AFBA 5STAR USA GLOBAL FUND
--------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year*
--------------------------------------------------

        1999                       32.02%
        2000                        8.99%
        2001                      (10.97%)
        2002                      (27.69%)
        2003

Year-to-Date Return as of December 31, 2003 =
Best Quarter-Quarter Ended ___________ =       %
Worst Quarter-Quarter Ended  ___________ =     %

*The annual total returns are based on the historical performance of the Fund's original class of shares, but have been recalculated to reflect Rule 12b-1 fees.


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003
-------------------------------------------------------------------------- ------------- --------------- -------------------------
                                                                                                           ANNUALIZED TOTAL RETURN
                                                                               1 YEAR        5 YEARS           SINCE INCEPTION 2
-------------------------------------------------------------------------- ------------- --------------- -------------------------
AFBA 5Star USA Global Fund

Class R Shares returns 1................................................          %              %                     %

S&P 500 Index (reflects no deduction for fees, expenses or taxes) 2.....          %              %                     %

-------------------------------------------------------------------------- ------------- --------------- -------------------------

1 THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES, BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 FEES.

2    INCEPTION DATE OF THE FUND = JUNE 3, 1997.

3 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS WHICH IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************
FEES & EXPENSES
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of each AFBA 5Star Fund.

                                                                                                  AFBA
                                          AFBA          AFBA          AFBA                       5STAR         AFBA          AFBA
                                         5STAR         5STAR         5STAR          AFBA        SCIENCE &      5STAR        5STAR
                                        BALANCED     HIGH YIELD     LARGE CAP      5STAR       TECHNOLOGY    SMALL CAP    USA GLOBAL
                                          FUND          FUND          FUND      MID CAP FUND      FUND          FUND         FUND
------------------------------------- ------------- ------------- ------------- ------------- ------------- ------------- ----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
   Maximum Sales Charge (Load)
     Imposed on Purchases (as a
     percentage of offering price).       None          None          None          None          None          None          None
   Maximum Deferred Sales Charge
     (Load)........................       None          None          None          None          None          None          None
   Maximum Sales Charge (Load)
     Imposed on Reinvested Dividends      None          None          None          None          None          None          None
   Redemption Fee..................       None          None          None          None          None          None          None
   Exchange Fee....................       None          None          None          None          None          None          None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

   Management Fees.................      0.80%         0.80%         0.80%         0.80%         0.80%         0.80%          0.80%
   Distribution (12b-1) Fees.......      0.35%         0.35%         0.35%         0.35%         0.35%         0.35%          0.35%
   Shareholder Service Fees........      0.15%         0.15%         0.15%         0.15%         0.15%         0.15%          0.15%
   Other Expenses1.................      0.95%         2.03%         1.62%         13.79%        7.28%         3.48%          1.05%
-----------------------------------      -----         -----         -----         ------        -----         -----          -----
   Annual Fund Operating Expenses..      2.25%         3.33%         2.92%         15.09%        8.58%         4.78%          2.35%
   Less Fee Waivers/Expense
     Payments 2 ...................     (0.67%)       (1.75%)       (1.14%)       (13.31%)      (6.80%)       (3.00%)        (0.57%)
     ------------------------------     -------       -------       -------       --------       ------       -------        -------
   NET TOTAL ANNUAL FUND OPERATING
     EXPENSES......................      1.58%         1.58%         1.78%         1.78%         1.78%         1.78%          1.78%
                                         =====         =====         =====         =====         =====         =====          =====


1    "Other Expenses" are estimated for the current fiscal year.

2 The investment manager has entered into contractual agreements to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses (excluding Rule 12b-1 and shareholder service fees) to 1.08% for the period ending July 31, 2004 with respect to the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund. In addition, the investment manager has contractually agreed to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses (excluding Rule 12b-1 and shareholder service fees) to 1.08% for the period ending March 27, 2004 and 1.28% for the period from March 28, 2004 through July 31, 2004 for the AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund. Effective August 1, 2003, the investment manager has entered into a contractual agreement to waive fees and/or pay expenses of the AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund to the extent necessary to limit overall annual expenses (excluding Rule 12b-1 and shareholder service fees) to 1.28% through July 31, 2004. Thereafter, the investment manager may either renew or terminate these arrangements. When a Fund's assets grow to a point where fee waivers and/or expense payments are no longer necessary to meet the expense limitation target, the investment manager may seek to recoup amounts it waived or expenses that it paid. The investment manager will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. The investment manager shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

********************************************************************************
FEE EXAMPLES
--------------------------------------------------------------------------------

The following examples are intended to help you compare the cost of investing in each AFBA 5Star Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR               3 YEARS
                                            --------------       -------------
AFBA 5Star Balanced Fund 1                       $228                  $841
AFBA 5Star High Yield Fund 1                     $336                $1,366
AFBA 5Star Large Cap Fund 2                      $295                $1,146
AFBA 5Star Mid Cap Fund 3                      $1,433                $5,415
AFBA 5Star Science & Technology Fund 3           $843                $3,507
AFBA 5Star Small Cap Fund 3                      $479                $1,995
AFBA 5Star USA Global Fund 2                     $238                  $864

1 PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER FOR THE PERIOD ENDING JULY 31, 2004 IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1-YEAR EXAMPLE AND THE FIRST YEAR OF THE 3-YEAR EXAMPLE.

2 PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER FOR THE PERIOD FROM MARCH 27, 2004 THROUGH JULY 31, 2004 IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1-YEAR EXAMPLE AND THE FIRST YEAR OF THE 3-YEAR EXAMPLE.

3 PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER FOR THE PERIOD FROM AUGUST 1, 2003 THROUGH JULY 31, 2004 IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1-YEAR EXAMPLE AND THE FIRST YEAR OF THE 3-YEAR EXAMPLE.

THE ABOVE EXAMPLES ARE FOR COMPARISON PURPOSES ONLY AND ARE NOT A REPRESENTATION OF THE FUNDS' ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

********************************************************************************
MANAGER AND SUB-ADVISER
--------------------------------------------------------------------------------

                         AFBA 5Star Investment Management Company (the "Manager"), a corporation organized under the laws of the Commonwealth of Virginia, acts as the Funds' investment and business manager and is a registered investment adviser under the Investment Advisers Act of 1940. Pursuant to the current Management Agreement for each of the Funds, the Manager is responsible for providing or obtaining investment management and related administrative services for the Funds. The sole business of the Manager is the management of the Funds, which as of ___________ have approximately $_____ million in total assets. The Manager is a wholly-owned subsidiary of 5Star Financial Company and, ultimately, a wholly-owned subsidiary of Armed Forces Benefit Association ("AFBA"), which was organized in 1947 to provide low-cost life insurance for military families. As AFBA's eligibility criteria have expanded over the years, so have its services, which now include banking products, mutual funds, health insurance and financial services. Lt. General C.C. Blanton, USAF (Ret.), serves as the Chairman of the Manager's Board of Directors, as well as Chairman of the Board of Directors of the Company.

                         The Manager employs at its own expense Kornitzer Capital Management, Inc. ("KCM") as sub-adviser to manage the assets of the Funds on a day-to-day basis. KCM is an independent investment advisory firm founded in 1989 that serves a broad variety of individual, corporate and other institutional clients. KCM manages the Funds with a team of four portfolio managers supported by an experienced investment analysis and research staff. KCM's president and chief investment officer, John C. Kornitzer, has over 35 years of investment experience. He served as investment manager at several Fortune 500 companies prior to founding KCM in 1989. Mr. Kornitzer received his degree in Business Administration from St. Francis College in Pennsylvania. Mr. Kornitzer is the lead portfolio manager of the AFBA 5Star Balanced Fund. Kent Gasaway joined KCM in 1991 and is a Chartered Financial Analyst with more than 20 years of research and management experience. Previously, Mr. Gasaway spent 10 years with the United Mutual Funds Group. He holds a B.S. in Business Administration from Kansas State University. Mr. Gasaway works with both equity and fixed income portfolios and serves as the lead portfolio manager of the AFBA 5Star High Yield Fund and co-lead manager of the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Small Cap Fund, and the AFBA 5Star USA Global Fund. Bob Male is a Chartered Financial Analyst and has more than 15 years of investment research experience. Prior to joining KCM in 1997, he was a senior equity securities analyst with the USAA Investment Management Co. mutual fund group in San Antonio, Texas. He holds a B.S. in Business Administration from the University of Kansas and an MBA from Southern Methodist University. Mr. Male is co-lead manager of the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Small Cap Fund and the AFBA 5Star USA Global Fund. Grant P. Sarris joined KCM in 2003 and is a Chartered Financial Analyst. He holds a B.A. from the University of Wisconsin and an MBA from the University of Minnesota. Prior to joining KCM, with Waddell & Reed in Overland Park, Kansas for 12 years. He served as a Senior Vice President and portfolio manager from 2002-2003 and portfolio manager from 1997-2002.. Mr. Sarris is a co-lead manager of the AFBA 5Star Mid Cap Fund and AFBA 5Star Small Cap Fund. KCM utilizes an investment committee to manage the AFBA 5Star Science & Technology Fund.

                         For its services, each Fund pays the Manager a fee at the annual rate of 0.80% of the Fund's average daily net assets. The Manager has entered into contractual arrangements to waive fees and/or pay expenses to the extent necessary to limit Total Fund Operating Expenses of Class R shares to no more than 1.08% of average annual net assets exclusive of Rule 12b-1 and shareholder service fees for the period ending July 31, 2004 with respect to the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund. In addition, the Manager has contractually agreed to waive fees and/or pay expenses in amounts necessary to limit Total Fund Operating Expenses exclusive of Rule 12b-1 and shareholder service fees to 1.08% for the period ending March 26, 2004 to 1.28% and for the period from March 27, 2004 through July 31, 2004 for the AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund. Effective August 1, 2003, the Manager has entered into a contractual agreement to waive fees and/or pay expenses of the AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, and AFBA 5Star Small Cap Fund to the extent necessary to limit Total Fund Operating Expenses of Class R shares to 1.28% of average annual net assets exclusive of Rule 12b-1 and shareholder service fees through July 31, 2004. Thereafter, the Manager may either renew or terminate these arrangements. When a Fund's assets grow to a point where fee waivers and/or expense payments are no longer necessary to meet the expense limitation target, the Manager may seek to recoup amounts it waived or expenses that it paid. The Manager will only seek to recoup such amounts if Total Fund Operating Expenses plus the amounts recouped do not exceed the expense limitation target. The Manager shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

                         AFBA 5Star Investment Management Company is located at 909 N. Washington Street, Alexandria, VA 22314. KCM is located at 5420 W. 61st Place, Shawnee Mission, KS 66205.

Financial Highlights

Class R Shares have not commenced operations as of the date of this prospectus and Financial Highlights are not yet available. Financial Highlights for Class I Shares are shown below to provide investors with financial information about the Funds, which have been in opeartion. The returns would have been substantially similar because both Class I Shares and Class R Shares are invested in the same portfolio of securities. However, Class R Shares pay distribution (12b-1) fees and shareholder service fees and Class I Shares do not. Had the Class R Shares been operational during the periods shown, dividend distributions (if any) and investment performance would have been lower.

The financial highlights tables are intended to help you understand each Fund's financial performance since inception. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited for the period ended March 31, 2003 by [auditor name to be inserted (pursuant to consent) in 485(b) amendment that will be filed to include updated financial information] and unaudited for the period ended September 30, 2003. The financial statements are included in the most recent semi-annual report, which is available, without charge, upon request.

Financial Highlights tables will be inserted in 485(b) amendment.

********************************************************************************
HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

                         ELIGIBLE INVESTORS
                         Class R shares of each Fund are generally available to certain tax-deferred retirement plans, including 401(k) plans, employer sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, held in plan level or omnibus accounts. Class R Shares also are available to IRA rollovers from eligible retirement plans that offered one or more AFBA 5Star Funds Class R shares as an investment option. Class R shares generally are not available to retail non-retirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA).

                         Eligible retirement plans generally may open an account and purchase Class R shares by contacting any investment professional authorized to sell the Funds' shares. Class R shares may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or record keeper.

                         You may withdraw from your account at any time. Please contact your plan administrator or record keeper in order to sell shares from your retirement plan. The proceeds from a redemption of a Fund generally will be sent to your plan administrator via check, wire, or ACH. Redemption proceeds sent via wire are subject to a $10 wire fee. Redemption proceeds sent via ACH are not subject to a fee, but proceeds may take 4 days to reach the account of your plan administrator.

                         Class R shares of each AFBA 5Star Fund shall be exchangeable only for Class R shares of each other AFBA 5Star Fund that is available through your plan. Each exchange shall be made based upon the relative net asset values of the Class R shares as set forth in the prospectus of the Funds. Before you request an exchange, consider each Fund's investment objective and policies as described in the current prospectus. Contact your plan administrator for a free copy. Some Funds may not be available in certain retirement plans.

                         MINIMUM INVESTMENTS
                         There is no minimum amount for Class R shares initial investments or additional investments


********************************************************************************
INFORMATION FOR PLAN PARTICIPANTS
--------------------------------------------------------------------------------

                         Participants in retirement plans generally must contact the plan's administrator to purchase, redeem or exchange shares. Shareholder services may only be available to plan participants through a plan administrator. Plans may require separate applications and their policies and procedures may be different than those described in this prospectus. Participants should contact their plan administrator for information regarding shareholder services pertaining to participants' investments in the Funds.

********************************************************************************
INFORMATION FOR PLAN SPONSORS AND ADMINISTRATORS
--------------------------------------------------------------------------------

                         OPENING AN ACCOUNT

                         Eligible retirement plans generally may open an account and purchase Class R shares by contacting any investment firm or plan administrator authorized to sell the Funds' shares. A retirement plan sponsor can obtain retirement plan applications from its investment firm or plan administrator or by calling the Funds at 1-800-243-9865.

                         If the retirement plan invests in Class R shares of the Funds through other financial intermediaries, additional conditions may apply to an investment in the Funds, and the financial intermediary may charge a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the Funds and their affiliates. In addition, the options and services available to a retirement plan may be different from those discussed in this prospectus. You should ask your investment professional or financial intermediary about its services and any applicable fees.

                         ACCOUNT OPTIONS

                         Use an account application to select options and privileges for accounts opened on behalf of the retirement plan. A retirement plan can change the selection of account options available to the plan and its participants at any time by sending a completed account options form to the Funds' transfer agent. Plans sponsors may be required to obtain a signature guarantee to make certain changes to an existing account.

                         Contact the Funds at 1-800-243-9865 for account applications and account options forms. Write or call the Funds' tranfer agent for application assistance and other account information.

                         AFBA 5Star Fund, Inc.
                         c/o PFPC Inc.
                         760 Moore Road
                         King of Prussia, PA  19406
                         Telephone [1-800-578-2733]

                         If the plan or a participant in the plan places an order through a plan administrator or broker-dealer properly authorized to accept orders as an agent of the Funds, the order may be processed at the net asset value per share next effective after receipt by that institution. If the after-hours trading authority of such agents is limited or restricted then the order may be processed at the net asset value per share next effective after receipt by the Fund.

                         HOW TO REDEEM SHARES

                         Class R shares will be sold at the net asset value per share next calculated after a Fund receives a request in good order. The Fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. If the plan recently purchased the shares being sold, the Fund may delay payment of the sale proceeds until the check has cleared. This may take up to 15 calendar days from the purchase date. If a signature guarantee is required, the plan must submit its request in writing.

********************************************************************************
INFORMATION FOR IRA ROLLOVER ACCOUNTS
--------------------------------------------------------------------------------

                         OPENING AN ACCOUNT
                         IRA rollover accounts may be eligible to open an account and purchase Class R shares by contacting any investment firm authorized to sell the Funds' shares. You can obtain an application from your investment firm or by calling the Funds at 1-800-243-9865. You may also open your Class R share account by completing an account application and sending it to the Funds' transfer agent by mail.

                         If a retirement plan invests in Class R shares of the Funds through investment professionals or other financial intermediaries, additional conditions may apply, and the investment professional or financial intermediary may charge a transaction-based or other fee for their services. These conditions and fees are in addition to those imposed by the Funds and their affiliates. In addition, the options and services available to an IRA rollover account may be different from those discussed in this prospectus. You should ask your investment professional or financial intermediary about its services and any applicable fees.

                         ACCOUNT OPTIONS
                         Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form. You may be required to obtain a signature guarantee to make certain changes to an existing account. Contact the Funds at 1-800-243-9865 for account applications and account options forms. Write or call the Funds' tranfer agent for application assistance and other account information.

                         AFBA 5Star Fund, Inc.
                         c/o PFPC Inc.
                         760 Moore Road
                         King of Prussia, PA  19406
                         Telephone [1-800-578-2733]

                         HOW TO PURCHASE SHARES

                         You may buy Fund shares from any investment firm that has a sales agreement with the Funds' distributor. If you are an eligible investor and do not have an investment firm, please call 1-800-243-9865 for information on how to locate an investment professional in your area.

                         The Funds may reject any order until they have confirmed the order in writing and received payment. Normally, your investment firm will send your purchase request to the Funds' transfer agent. Consult your investment professional for more information. Your investment firm may receive a commission from the Funds'distributor for your purchase of Fund shares.

                         EXCHANGES

                         Class R shares of each Fund shall be exchangeable only for Class R shares of each other Fund. Each exchange shall be made based upon the relative net asset values of the classes as set forth in the prospectus of the Funds. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares.

                         Before you request an exchange, consider each Fund's investment objective and policies as described in the Fund's prospectus.

                         You can exchange Fund shares by mailing or faxing a letter of instruction to the transfer agent. You can exchange Fund shares directly through the Fund only if your account is registered in your name. In a letter include:

                         o The name, social security number and signature of all registered owners;
                         o A signature guarantee for each registered owner if the amount of the exchange is more than $25,000;
                         o The name of the Fund out of which you are exchanging and the name of the Fund into which you are exchanging;
                         o    The class of shares you are exchanging; and
                         o The dollar amount or number of shares you are exchanging.

                         BY PHONE

                         After you establish an eligible fund account, you can exchange fund shares by phone if:

                         o You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account;
                         o The Fund into which you are exchanging offers the same class of shares; and
                         o You can provide the proper account identification information.

                         HOW TO SELL SHARES
                         Normally, your investment firm will send your request to sell shares to the Funds' transfer agent. Consult your investment professional for more information. You can sell some or all of your Fund shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawl form to redeem Shares from their IRA account. The Funds' transfer agent will not process your request until it is received in good order. Include in your request your name, your social security number, the Fund's name, your Fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below.

                         The Funds generally will send your sale proceeds by check, bank wire or electronic funds transfer, usually within seven days. If you recently purchased the shares being sold, the Funds may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date. If a signature guarantee is required, you must submit your request in writing.

                         Written redemption requests for $25,000 or more require a medallion signature guarantee.

                         You  may receive your sale proceeds:
                         o    By check, provided the check is made payable
                              exactly as your account is registered.
                         o    By bank wire or by electronic funds transfer,
                              provided the sale proceeds are being sent to your bank address of record.

                         You may have difficulty contacting the Funds by telephone during times of market volatility or disruption in telephone service. On New York Stock Exchange holidays or on days when the exchange closes early, the telephone center will adjust its hours accordingly. If you are unable to reach the Funds by telephone, you should communicate with the Funds in writing. Plan participants are not eligible for telephone transactions directly with the Funds.

                         OTHER POLICIES
                         The Funds reserve the right to:
                         o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The Funds will provide 60 days' notice of material amendments to or termination of the exchange privilege;
                         o revise, suspend, limit or terminate the account options or services available to shareholders at any time, except as required by the rules of the Securities and Exchange Commission;
                         o    stop offering Class R shares;
                         o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the Funds to sell or value portfolio securities; and
                         o redeem in kind by delivering to you portfolio securities owned by a Fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash.

                              HOW TO CONTACT US

                              BY PHONE

                              For information to request a telephone transaction between 9 a.m. and 7 p.m. (Eastern time) by speaking with a shareholder services representative call 1-888-578-2733.

                              BY MAIL
                              Send your instructions to:
                              AFBA 5Star Fund, Inc.
                              c/o PFPC Inc.
                              760 Moore Road
                              King of Prussia, PA  19406

                              BY WIRE
                              PNC Bank
                              Pittsburgh, PA
                              ABA #031000053
                              Account Number:
                              8606905871
                              FCC:  "Name of specific AFBA 5Star Fund"
                              FBO:  "Shareholder name and new account number"

********************************************************************************
HOW SHARE PRICE IS DETERMINED
--------------------------------------------------------------------------------

                         Shares of each Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received by the Fund. If the plan or a participant in the plan places an order through a plan administrator or broker-dealer authorized to accept orders as an agent of the Fund, the order may be processed at the net asset value per share next effective after receipt by that institution.

                         The net asset value is calculated by subtracting from each Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (the same days that the New York Stock Exchange is open for trading).

                         Equity securities owned by the Funds are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one exchange, a Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Company's Pricing Committee under procedures adopted by the Company's Board of Directors.

********************************************************************************
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

                         The AFBA 5Star Balanced Fund pays distributions from net investment income quarterly, usually in April, June, September and December. The AFBA 5Star High Yield Fund pays distributions from net investment income monthly. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund pay distributions from net investment income semi-annually, usually in June and December. Distributions from net capital gains realized on the sale of securities will be declared by the AFBA 5Star Balanced Fund annually on or before December 31 and by the AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund semi-annually, usually in June and December. All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested. There are no fees or sales charges on reinvestments.

                         TAX CONSIDERATIONS As with any investment, your investment in a Fund could have tax consequences for you. Tax-advantaged retirement plans generally do not pay tax on dividends or capital gain distributions from a Fund. Distributions from a retirement plan are generally taxable as ordinary income.

                         If you are not investing through a tax-advantaged retirement plan, you should consider these tax consequences. We recommend that you consult with a tax advisor about dividends and capital gains that may be received.

                         Distributions you receive from a Fund are subject to federal income tax, and may also be subject to state or local taxes. For federal tax purposes, certain of a Fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the Fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains.

                         Distributions are taxable to you when paid by a Fund even though reinvested in additional Fund shares.

                         If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

                         If you do not provide the Funds with your taxpayer identification number and certain required certification, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares.

                         Your redemptions, including exchanges of shares in a Fund for a different AFBA 5Star Fund, may result in a capital gain or loss for federal tax purposes.

********************************************************************************
ADDITIONAL POLICIES ABOUT TRANSACTIONS
--------------------------------------------------------------------------------

                         We cannot process transaction requests that are not completed properly as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

                         CUSTOMER IDENTIFICATION - The Funds seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

                         PURCHASES - We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

                         MARKET TIMERS - The Funds may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

                         SIGNATURE GUARANTEES - The Funds require a medallion signature guarantee on any redemption over $25,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud), the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). A notarized signature is not sufficient. Please call 888-578-2733 for information on obtaining a signature guarantee.

********************************************************************************
DISTRIBUTION AND SERVICE ARRANGEMENTS
--------------------------------------------------------------------------------

                         The distributor, PFPC Distributors, Inc., manages the Funds' distribution efforts and enters into agreements with financial consultants to sell Fund shares. Under the Class R distribution plan, the Company shall pay to the Distributor or others a fee in the amount of 0.35% per annum of the average daily net assets of the Company attributable to each Fund's Class R shares (or such lesser amount as may be established from time to time by a majority of the Board of Directors, including a majority of the non-interested Directors) for advertising, marketing and distributing of each Fund's Class R shares. Such fee shall be payable at the direction of the Manager from the assets attributable to the Class R shares of such Funds and shall be paid in monthly installments promptly after the last day of each calendar month. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

                         The Board has also adopted a shareholder service plan for the Class R shares pursuant to Rule 12b-1 authorizing the Funds to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding Class R shares of the funds a service fee not exceeding 0.15% of average daily net assets attributable to Class R shares held by such plan participants. The services provided under the service plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the funds.

                             AFBA 5STAR FUND, INC. (SM)

                            AFBA 5STAR BALANCED FUND

                           AFBA 5STAR HIGH YIELD FUND

                            AFBA 5STAR LARGE CAP FUND

                             AFBA 5STAR MID CAP FUND

                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND

                            AFBA 5STAR SMALL CAP FUND

                           AFBA 5STAR USA GLOBAL FUND

ADDITIONAL INFORMATION

A Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about each Fund's investments. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Funds as shown below. You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC. You can obtain information about the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102.

AFBA
5STAR
FUND, INC. SM

AFBA 5STAR INVESTMENT MANAGEMENT COMPANY
909 N. Washington Street
Alexandria, Virginia 22314
1-800-243-9865
www.afba.com

SHAREHOLDER INQUIRIES 1-888-578-2733                      Investment Company Act
                                                                     file number
                                                                        811-8035

                              AFBA 5STAR FUND, INC.

                                 Consisting of:

                            AFBA 5STAR BALANCED FUND
                           AFBA 5STAR HIGH YIELD FUND
                            AFBA 5STAR LARGE CAP FUND
                             AFBA 5STAR MID CAP FUND
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                            AFBA 5STAR SMALL CAP FUND
                           AFBA 5STAR USA GLOBAL FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated February __, 2004

THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS BUT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR CLASS R SHARES DATED FEBRUARY __, 2004 (THE "PROSPECTUS"). TO OBTAIN A FREE COPY OF A PROSPECTUS OR ANY ANNUAL OR SEMI-ANNUAL REPORT TO SHAREHOLDERS, PLEASE CALL THE COMPANY TOLL-FREE AT 1-800-243-9865.

                                TABLE OF CONTENTS

                                                                                                       Page

Fund History.............................................................................................2
Information About the Funds' Investments and Risks.......................................................2
     Classification......................................................................................2
     Investment Strategies and Risks.....................................................................2
     Fundamental Investment Policies and Restrictions....................................................8
     Non-Fundamental Investment Policies and Restrictions...............................................10
     Portfolio Turnover.................................................................................11
Management of AFBA 5Star Fund, Inc......................................................................12
     Directors and Officers.............................................................................12
     Compensation.......................................................................................15
     Code of Ethics.....................................................................................16
     Proxy Voting Policies and Procedures...............................................................16
Control Persons and Principal Holders of Securities.....................................................17
Investment Advisory and Other Services..................................................................28
     Manager and Sub-Adviser............................................................................28
     Administration and Accounting Services.............................................................30
     Additional Service Providers.......................................................................30
     Prior Distributor, Administrator, Accounting Agent and Transfer Agent..............................30
Distribution of Shares and Rule 12b-1 Plan..............................................................30
Brokerage Allocation and Other Practices................................................................31
Capital Stock and Other Securities......................................................................32
Purchasing and Selling Shares...........................................................................33
     Purchases..........................................................................................33
     Sales (Redemptions)................................................................................34
     Additional Purchase and Redemption Policies .......................................................34
     How Share Price Is Determined......................................................................35
Distributions and Taxes.................................................................................35
Financial Statements....................................................................................38
Appendix-Description of Ratings........................................................................A-1


                                  FUND HISTORY

AFBA 5Star Fund, Inc. (the "Company") was organized as a Maryland corporation on January 9, 1997, and is currently operating seven separate investment portfolios: the AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund (each, a "Fund" and together the "Funds").

               INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISKS

CLASSIFICATION: The Company is classified and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is classified as diversified under the 1940 Act. These classifications mean that the assets of the Funds are invested in a diversified portfolio of investments and the Funds operate as mutual funds, allowing shareholders to buy and sell shares at any time (as described in the Prospectuses).

INVESTMENT STRATEGIES AND RISKS. The following supplements the information contained in the Prospectuses concerning the investment objectives and policies of the Funds. The investment objectives of the AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund and the objectives and policies of the AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund, as described in the Prospectuses and this SAI, are fundamental and may not be changed without approval of a majority of the particular Fund's outstanding shares. The investment objective of the AFBA 5Star Mid Cap Fund and unless otherwise stated, the policies of the AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund, as described in the Prospectuses and this SAI, are non-fundamental and may be changed by the Board of Directors without shareholder approval.

AFBA 5STAR BALANCED FUND - seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in common stocks and secondarily by the Fund's investment in convertible bonds and convertible preferred stocks. High current income is intended to be achieved by the Fund's investment in corporate bonds, government bonds, mortgage-backed securities, convertible bonds, preferred stocks and convertible preferred stocks, with an emphasis on lower-rated bonds.

It is expected that the majority of common stocks in the Fund's portfolio will be those of companies with capitalizations in excess of $1.5 billion at the time of purchase. Most, if not all, of the companies in which the Fund will invest are listed on the New York Stock Exchange. It is not the sub-adviser's intention to make wide use of Nasdaq-traded, smaller capitalization common stocks (capitalizations of less than $1.5 billion). The Fund may invest up to 75% of its assets in corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. The Fund's sub-adviser expects that generally these securities may be rated below investment grade or its equivalent by the major credit rating agencies.

The Fund will not invest in securities that, at the time of initial investment, are rated less than B by Moody's Investors Service Inc. ("Moody's) or Standard & Poor's Corporation ("S&P"). Securities that are subsequently downgraded in quality below B may continue to be held by the Fund, and will be sold only at the Fund sub-adviser's discretion. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's sub-adviser, at least equivalent to a B rating by Moody's or S&P. Securities rated less than Baa by Moody's or BBB by S&P are classified as non-investment grade securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. (See "High Yielding Debt Securities.")

AFBA 5STAR HIGH YIELD FUND - primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in a diversified portfolio of high-yielding fixed income securities. High current income is intended to be achieved by the Fund's investment in fixed income securities, without restriction, such as corporate bonds, government bonds, convertible bonds, preferred stocks and convertible preferred stocks. The Fund may not invest in foreign government bonds. Capital growth is intended to be achieved by the appreciation of fixed income and equity investments held by the Fund. It is expected that a minimum of 80% of the Fund's net assets will always be invested in fixed income securities and that a maximum of 10% of its net assets will be invested in equity securities.

The Fund may invest up to 100% of its assets in fixed income securities, including without limitation, corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. These securities may be rated below investment grade by the major rating agencies or, if unrated are, in the opinion of the sub-adviser, of similar quality. Securities rated Baa and below by Moody's or BBB and below by S&P are commonly known as "junk bonds" and are considered to be high risk (see "High Yielding Debt Securities"). Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher rated bonds. Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B at the time of purchase or if unrated are, in the opinion of the sub-adviser, of similar quality. Securities rated B or higher at the time of purchase, which are subsequently downgraded, will not be subject to this limitation. The lowest rated security that may be held by the Fund is D, or that of defaulted securities. The Fund will not purchase obligations that are in default, but may hold portfolio securities that go into default subsequent to acquisition by the Fund.

The proportion of the Fund invested in each type of security is expected to change over time in accordance with the sub-adviser's interpretation of economic conditions and underlying security values. The Fund's flexible investment policy allows it to invest in securities with varying maturities; however, it is anticipated that the average maturity of securities acquired by the Fund will not exceed 15 years. The average maturity of the Fund will be generally ten years or less.

Sometimes the Fund's sub-adviser may believe that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions. To achieve a defensive posture, the sub-adviser may take any one or more of the following steps with respect to assets in the Fund's portfolio: (1) shortening the average maturity of the Fund's debt portfolio; (2) holding cash or cash equivalents; and (3) emphasizing high-grade debt securities. Use of a defensive posture by the Fund's sub-adviser may involve a reduction in the yield on the Fund's portfolio.

AFBA 5STAR LARGE CAP FUND - seeks long-term capital growth by investing primarily in common stocks. Realization of dividend income is a secondary consideration. The Fund will normally invest in a broad array of common stocks, in terms of companies and industries. It is expected that the Fund will invest at least 80% of its net assets in large capitalization or "large cap" companies, most of which, if not all, are listed on the New York Stock Exchange. The Fund considers a company to be a large cap company if it has a market capitalization of $10 billion or greater at the time of purchase. The Fund changed its name from the AFBA 5Star Equity Fund to AFBA 5Star Large Cap Fund effective July 31, 2002.

AFBA 5STAR MID CAP FUND - seeks long-term capital growth by investing at least 80% of its net assets in common stocks and other equity securities (including convertibles and warrants) of mid capitalization companies. The Fund considers a company to be a mid capitalization company if it has a market capitalization between $1.5 billion and $10 billion at the time of purchase. The Fund will normally invest in a broad array of securities, which are diversified in terms of companies and industries. Investments in common stocks in general are subject to market, economic and business risks that will cause their prices to fluctuate over time. Investment in mid capitalization company securities may involve greater price volatility than securities of larger, more established companies.

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - seeks long-term capital growth by investing at least 80% of its net assets in the equity securities of companies expected to benefit from the development, advancement, and use of science and technology. The Fund's principal investment strategy is to select stocks that the Fund's sub-adviser believes have prospects for above average earnings based on intensive fundamental research. Holdings can range from a significant amount in small companies developing new technologies to blue chip firms with established track records of developing and marketing technology. Investments may also include companies that the sub-adviser believes are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development. Some of the industries likely to be included in the Fund are: electronics (including hardware, software and components); communications; E-commerce; information; media; life sciences and healthcare; environmental services; chemicals and synthetic materials; and defense and aerospace.

AFBA 5STAR SMALL CAP FUND - seeks long-term capital growth by investing at least 80% of its net assets in equity securities of small capitalization companies or "small cap" companies. The Fund considers a company to be a small capitalization company if it has a market capitalization of up to $2 billion at the time of purchase, or issuers whose individual market capitalization would place them, at the time of purchase, in the lowest 20% total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or trading on the NASDAQ system. Based on current market conditions, the current target is issuers with individual market capitalizations of $2 billion or less. Equity securities include common stocks, preferred stocks and securities convertible into common stock or preferred stock. The AFBA 5Star Small Cap Fund will normally invest in a broad array of securities, diversified in terms of companies and industries.

AFBA 5STAR USA GLOBAL FUND - seeks capital growth by investing at least 80% of its net assets in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations; measured as of the preceding four completed quarters of business or the respective company's most recently completed fiscal year. The international operations of these U.S. based companies will provide investors with exposure to at least three foreign countries. The Fund will invest in common stocks considered by the sub-adviser to have above average potential for appreciation; income is a secondary consideration. Under normal circumstances, the Fund will invest a majority of its assets in common stocks listed on the New York Stock Exchange.

INVESTMENTS

ADRS. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund may gain international exposure through investing in American Depositary Receipts (ADRs). ADRs, which are issued by domestic banks, are publicly traded in the United States and represent ownership in underlying foreign securities.

Up to 25% of the total assets of the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star Small Cap Fund may be invested in ADRs. However, under normal circumstances these Funds do not intend to invest the total authorized amount. The AFBA 5Star Science & Technology Fund does not intend to invest more than 5% in ADRs, nor do the Funds intend to invest directly in foreign securities or foreign currencies. Most ADRs are traded on a U.S. stock exchange and can be sponsored or unsponsored. Also, unsponsored ADRs tend to have a less liquid trading market than sponsored ADRs. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of such facility. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. Also, unsponsored ADRs tend to have a less liquid trading market than sponsored ADRs.

ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency. However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADRs with respect to the U.S. dollar. Also, investing in foreign companies, even through ADRs, may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets) different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ASSET-BACKED SECURITIES. The AFBA 5Star High Yield Fund and AFBA 5Star Science & Technology Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, and other types of receivables or assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

CASH MANAGEMENT. For purposes including, but not limited to, meeting redemptions and unanticipated expenses, the Funds may invest a portion of their assets in cash or high-quality, short-term debt obligations readily changeable into cash. Such high-quality, short-term obligations include: money market securities, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. Investments in commercial paper are restricted to companies in the top two short-term rating categories by Moody's and S&P. In addition, the Funds may invest up to 100% of their respective assets in such securities for temporary, emergency purposes.

CONVERTIBLE SECURITIES. The AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star Small Cap Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the sub-adviser anticipates such stock will provide the Fund with opportunities that are consistent with the Fund's investment objective and policies.

COVERED CALL OPTIONS. Each Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Up to 25% of a Fund's total assets may be subject to covered call options. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Upon the termination of a Fund's obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by a Fund from the exercise of an option will be short- or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.

DEBT SECURITIES. In addition to investing for cash management purposes, the AFBA 5Star Mid Cap Fund may invest in debt securities on an intermittent basis and the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund invest in debt securities under normal conditions. A debt security represents a loan of money by the purchaser of the securities to the issuer. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividends to holders of its equity securities. Bonds, notes, debentures and commercial paper are types of debt securities. Each of these differs in the length of the issuer's payment schedule, with commercial paper having the shortest payment schedule.

Debt securities are also subject to the risks described under "Cash Management" above. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. The AFBA 5Star Mid Cap Fund may buy debt securities that are rated A or higher by Moody's or S&P, or unrated debt that is determined by the sub-adviser to be of comparable quality. The debt investments of the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund are described more in the section "High Yielding Securities."

EQUITY SECURITIES. Each of the Funds will invest in equity securities. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities.

HIGH YIELDING SECURITIES. The AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund invest in high-yielding, high-risk debt securities (so-called "junk bonds"). These lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress, which would adversely affect their ability to meet their principal and interest payment obligations, to reach projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in higher volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Therefore, past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a negative impact on the market for high-yield/high-risk bonds.

Credit quality of lower-rated securities can change suddenly and unexpectedly and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield/high-risk security. For these reasons, it is the Funds' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the investment adviser's own independent and ongoing review of credit quality. As a mutual fund investing in fixed income securities, each of the Funds is subject primarily to interest rate, income and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. The change in price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to interest rate changes than bonds with shorter maturities.

The Funds are also subject to income risk, which is the potential for a decline in the respective Fund's income due to falling market interest rates. In addition to interest rate and income risks, each Fund is subject to credit risk as defined above. The credit risk of a Fund depends on the quality of its investments. Reflecting their higher risks, lower-quality bonds generally offer higher yields (all other factors being equal).

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include generally, among other things, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws. A Fund's illiquid investments may include privately placed securities that are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act").

The Funds may also, when consistent with their investment objectives and policies, purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the sub-adviser determines, under guidelines approved by the Board of Directors, that an adequate trading market exists. The practice of investing in Rule 144A securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

LARGE CAPITALIZATION SECURITIES. Investment in larger capitalization company securities involve certain risks because larger companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund will primarily invest in the equity securities of large capitalization companies. The AFBA 5Star Balanced Fund and AFBA 5Star Mid Cap Fund may occasionally invest in equity securities of such larger companies.

MID-CAPITALIZATION SECURITIES. Generally, mid-capitalization companies may have more potential for growth than larger companies. Investing in mid-capitalization companies, however, may involve greater risks than investing in larger companies. Mid-capitalization companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies. Medium-sized company stocks may be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a medium-sized company's stock, it may have to sell at a lower price than the adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time. The AFBA 5Star Mid Cap Fund will primarily invest in the equity securities of mid-capitalization companies. The AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund, and AFBA 5Star USA Global Fund will occasionally invest in equity securities of such mid-capitalization companies.

MONEY MARKET SECURITIES. Investments by the Funds in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories of Moody's and S&P.

MORTGAGE-BACKED SECURITIES. The AFBA 5Star Balanced Fund may invest in mortgage-backed securities. Mortgage-backed securities represent an ownership interest in a pool of mortgage loans originated by mortgage bankers, commercial bankers, savings and loan associations, savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

The market value of mortgage securities will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. While having less risk of a decline in value during periods of rapidly rising rates, mortgage securities may also have less potential for capital appreciation than other debt securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. An unexpected rise in interest rates could extend the average life of a mortgage security because of a lower than expected level of prepayments, potentially reducing the security's value and increasing its volatility. In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

REPURCHASE AGREEMENTS. The Funds may invest in issues of the United States Treasury or a United States government agency in the form of repurchase agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the respective Fund.

The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Company. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of the net assets of a Fund.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Funds' adviser acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

SMALL CAPITALIZATION SECURITIES. Investments in common stocks in general are subject to market, economic and business risks that will cause their prices to fluctuate over time. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and therefore investments in smaller company securities may involve greater price volatility than investments in securities of larger, more established companies. The AFBA 5Star Small Cap Fund will primarily invest in the equity securities of such smaller companies. The AFBA 5Star Balanced Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star Science & Technology Fund may occasionally invest in equity securities of such smaller companies. Therefore investments in these Funds may be more suitable for long-term investors who can bear the risk of these fluctuations.

WARRANTS. The AFBA 5Star Mid Cap Fund and AFBA 5Star Science and Technology Fund may invest in warrants. Warrants are purely speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security, which security may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS. The following fundamental policies have been adopted by the Funds. These policies cannot be changed for a Fund without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

The AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund will not:

(1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holding of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;

(2) engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein), commodities (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions in securities secured by physical commodities) or futures contracts;

(3) underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act);

(4) make loans to any of its officers, Directors or employees, or to its manager, general distributor or officers or Directors thereof;

(5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);

(6) invest in companies for the purpose of exercising control of management;

(7) purchase securities on margin, or sell securities short, except that the Fund may write covered call options;

(8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;

(9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, local governments, corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations;

(10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or Directors, its manager or underwriter, or their officers or Directors, or any organization in which such persons have a financial interest;

(11) borrow or pledge its assets under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of the 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;

(12)     make itself or its assets liable for the indebtedness of others;

(13) invest in securities which are assessable or involve unlimited liability;

(14) purchase any securities which would cause 25% or more of the assets of the Fund at the time of purchase to be invested in any one industry. In applying this restriction, it is a matter of non-fundamental policy that investment in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;
         (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry;
         (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; or

(15) issue senior securities, except as the 1940 Act or any rule thereunder may permit.


The AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund will not:

(1) borrow money or issue senior securities, except as the 1940 Act or any rule thereunder may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect changes in the 1940 Act or any rule thereunder. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowing exceeds 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. The effect of this provision is to allow the Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing);

(2) underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act;

(3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein; or investing in securities that are secured by real estate or interests therein;

(4) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

(5) make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to brokers/dealers or institutional investors.

(6) change its classification from diversified as defined under the 1940 Act to non-diversified. Under the 1940 Act, diversified generally means that the Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by investment companies, or purchase more than 10% of the voting securities of any one issuer.

In addition, the AFBA 5Star Mid Cap Fund will not:

(7) Make investments that will result in the concentration, as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. Concentration will be examined by looking at each company's particular niche and not its general industry. In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and outsourcing, telecommunications will each be a separate industry. Furthermore, financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; asset-backed securities will be classified according to the underlying assets securing such securities; and, utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

NON-FUNDAMENTAL POLICIES AND RESTRICTIONS FOR THE AFBA 5STAR MID CAP FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND AND AFBA 5STAR SMALL CAP FUND:

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, the AFBA 5Star Mid Cap, AFBA 5Star Science & Technology and AFBA 5Star Small Cap Funds are subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

(1) OTHER INVESTMENT COMPANIES. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by
         Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies.

(2) Each Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; and

(3) Each Fund may not borrow for the purpose of leveraging its investments. In this regard, a Fund will not purchase portfolio securities when borrowings exceed 5% of its total assets.

(4) In addition, the AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund will not: Make investments that will result in the concentration, as that term may be defined in the 1940 Act, any rule or order thereunder, SEC staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. Concentration will be examined by looking at each company's particular niche and not its general industry. In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and outsourcing, telecommunications will each be a separate industry. Furthermore, financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; asset-backed securities will be classified according to the underlying assets securing such securities; and, utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

PORTFOLIO TURNOVER. Annual portfolio turnover ratios for time periods indicated are as follows:

                                               FISCAL YEAR ENDED       FISCAL YEAR ENDED
NAME OF FUND                                     MARCH 31, 2002          MARCH 31, 2003
------------                                    -----------------       -----------------
AFBA 5Star Balanced Fund                               17%                     33%
AFBA 5Star High Yield Fund                             34%                     36%
AFBA 5Star Large Cap Fund                              11%                     13%
AFBA 5Star Mid Cap Fund                                N/A                     11%*
AFBA 5Star Science & Technology Fund                    5%**                   19%
AFBA 5Star Small Cap Fund                               0%***                  26%
AFBA 5Star USA Global Fund                             13%                     11%

*For the period from May 1, 2002 through March 31, 2003.
** For the period from October 2, 2001 through March 31, 2002.
*** For the period from October 15, 2001 through March 31, 2002.

                       MANAGEMENT OF AFBA 5STAR FUND, INC.

DIRECTORS AND OFFICERS. The Funds are managed by AFBA 5Star Investment Management Company (the "Manager") subject to the supervision and control of the Board of Directors of the Company. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Company. The following table lists the officers and Directors of the Company, their birth dates, position, term of office and principal occupation. The address of each person listed below is 909 North Washington Street, Alexandria, Virginia 22314.

                                                                                          NUMBER OF
                                                                                        FUNDS IN FUND        OTHER
                                 POSITION(S)     TERM OF OFFICE        PRINCIPAL           COMPLEX       TRUSTEESHIPS/
                               HELD WITH THE     AND LENGTH OF       OCCUPATION(S)       OVERSEEN BY     DIRECTORSHIPS
NAME, BIRTHDATE                    COMPANY        TIME SERVED     DURING PAST 5 YEARS     DIRECTOR      HELD BY DIRECTOR
---------------                    -------             ------     -------------------     --------      ----------------
DISINTERESTED DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
GENERAL MONROE W. HATCH,          Director      Director since    Consultant to               7         Trustee, ANSER
JR., USAF (RET.)                                January 1997.     Industry                              Corporation
 (11/20/33)                                     Shall serve as    on National                           (non-profit
                                                Director until    Security                              research
                                                his                                                     institute);
                                                resignation, or                                         Trustee,
                                                until                                                   College of
                                                terminated or                                           Aeronautics;
                                                until his                                               President,
                                                successor is                                            Armed Forces
                                                elected and                                             Retirement
                                                qualified.                                              Residents
                                                                                                        Foundation
                                                                                                        (non-profit
                                                                                                        retirement home)

GENERAL LOUIS C. WAGNER,          Director      Director since    Private  Consultant         7               N/A
JR., USAF (RET.)                                January 1997.
(01/24/32)                                      Shall serve as
                                                Director until
                                                his resignation,
                                                or until
                                                terminated or
                                                until his
                                                successor is
                                                elected and
                                                qualified.

LIEUTENANT GENERAL JOHN S.        Director      Director since    Vice President,             7         Director,
FAIRFIELD, USAF (RET.)                          May 2002.         DynCorp. (federal                     National
(05/02/41)                                      Shall serve as    government                            Defense
                                                Director until    services);                            Industrial
                                                his               formerly Director,                    Assoc.;
                                                resignation, or   Quintek                               Trustee, Falcon
                                                until             (reprographics                        Foundation
                                                terminated or     imaging)                              (private
                                                until his                                               non-profit
                                                successor is                                            scholarship
                                                elected and                                             foundation)
                                                qualified.

BRIGADIER GENERAL HENRY J.        Director      Director since    Retired since               7               N/A
SECHLER, USAF (RET.)                            January 1997.     1997; formerly,
(07/23/32)                                      Shall serve as    Vice President,
                                                Director until    General Dynamics
                                                his               Corp. (defense
                                                resignation, or   contractor)
                                                until
                                                terminated or
                                                until his
                                                successor is
                                                elected and
                                                qualified.

INTERESTED DIRECTORS
--------------------------------------------------------------------------------------------------------------------------

*LIEUTENANT GENERAL C.C.        Chairman and    Chairman and      President and               7               N/A
BLANTON, USAF (RET.)              Director      Director since    Chief Executive
(04/15/30)                                      January 1997.     Officer, Armed
                                                Shall serve as    Forces Benefit
                                                Chairman and      Association;
                                                Director, until   Chairman, 5Star
                                                his resignation   Financial Company,
                                                or termination    5Star Bank; 5Star
                                                or until his      Life Insurance
                                                successor is      Company; and AFBA
                                                elected and       5Star Investment
                                                qualified.        Management Company.

*JOHN A. JOHNSON                President and   President and     President, Chief            7               N/A
(10/09/36)                        Director      Director since    Executive Officer,
                                                January 1997.     Director, 5Star
                                                Shall serve as    Financial Company;
                                                President and     President, Chief
                                                Director until    Executive Officer,
                                                his resignation   Director, AFBA
                                                or termination    5Star Investment
                                                or until his      Management Company
                                                successor is      and AFBA 5Star
                                                elected and       Securities
                                                qualified.        Company.
                                                                  Formerly,
                                                                  President and
                                                                  Chief Executive
                                                                  Officer, 5Star
                                                                  Life Insurance
                                                                  Company.

*JOHN C. KORNITZER                Director      Director since    President,                  7               N/A
(08/21/45)                                      January 1997.     Kornitzer Capital
                                                Shall serve as    Management, Inc.
                                                Director until    (sub-adviser to
                                                his               the Funds);
                                                resignation or    formerly, Vice
                                                termination or    President of
                                                until his         Investments,
                                                successor is      Employers
                                                elected and       Reinsurance Corp.
                                                qualified.

OFFICER(S) WHO ARE NOT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
KIMBERLEY E. WOODING               CFO and      CFO since         Executive Vice       N/A                    N/A
(05/16/68)                        Treasurer     December 2000.    President and
                                                Treasurer since   Chief Financial
                                                November 1999.    Officer, AFBA
                                                Shall serve as    5Star Life
                                                CFO and           Insurance Company
                                                Treasurer at      and AFBA 5Star
                                                the pleasure of   Investment
                                                the Board or      Management
                                                until her         Company; formerly,
                                                resignation or    Vice President and
                                                termination or    Controller, AFBA
                                                until her         5Star Life
                                                successor is      Insurance Company
                                                elected and       and AFBA 5Star
                                                qualified.        Investment
                                                                  Management
                                                                  Company; Financial/
                                                                  Operations
                                                                  Principal and
                                                                  Chief Financial
                                                                  Officer, AFBA 5
                                                                  Star Securities
                                                                  Company.

ANDREW J. WELLE                Vice President   Vice President    Vice President of          N/A              N/A
(10/28/66)                           and        since December    AFBA 5Star
                                  Secretary     2000 and          Securities
                                                Secretary since   Company. Director
                                                July 2003.        for Distribution,
                                                Shall serve as    AFBA 5Star
                                                Vice President    Investment
                                                and Secretary     Management Company.
                                                at the pleasure
                                                of the Board or
                                                until his
                                                resignation or
                                                termination or
                                                until his
                                                successor is
                                                elected or
                                                qualified.

LORRAINE J. LENNON             Vice President   Vice President    Vice President of          N/A              N/A
(01/26/61)                       Compliance     since December    Compliance, 5Star
                                                2000. Shall       Life Insurance
                                                serve as          Company, AFBA
                                                Vice-President    5Star Investment
                                                of Compliance     Management Company
                                                at the pleasure   and AFBA 5Star
                                                of the Board or   Securities Company.
                                                until her
                                                resignation or
                                                termination or
                                                until her
                                                successor is
                                                elected and
                                                qualified.

MAUREEN B. SCANLON             Vice President   Vice President    Vice President of          N/A              N/A
(09/05/73)                         Finance      since November    Finance and
                                                2003. Shall       Controller, 5Star
                                                serve as          Life Insurance
                                                Vice-President    Company, AFBA
                                                of Finance at     5Star Investment
                                                the pleasure of   Management Company.
                                                the Board or
                                                until her
                                                resignation or
                                                termination or
                                                until her
                                                successor is
                                                elected and
                                                qualified.

JEFFREY C. SANDEFUR               Assistant     Assistant         Sr. Vice                   N/A              N/A
(11/20/44)                        Secretary     Secretary since   President,
                                                April 1999.       Marketing, 5Star
                                                Shall serve as    Financial Company,
                                                Assistant         5Star Bank and
                                                Secretary at      5Star Life
                                                the pleasure of   Insurance Company.
                                                the Board or
                                                until his
                                                resignation or
                                                termination or
                                                until his
                                                successor is
                                                elected and
                                                qualified.

JOHN R. MOORMAN                Assistant Vice   Assistant Vice    Distribution               N/A              N/A
(02/26/70)                        President     President since   Manager, AFBA
                                                December 2000.    5Star Investment
                                                Shall serve as    Management Company.
                                                Assistant
                                                Vice-President
                                                at the pleasure
                                                of the Board or
                                                until his
                                                resignation or
                                                termination or
                                                until his
                                                successor is
                                                elected and
                                                qualified.


* Lieutenant General C. C. Blanton, USAF (Ret.) is considered an interested person of the Company under the federal securities laws due to his positions as an officer and/or chairman of AFBA 5Star Investment Management Company, the Manager of the Funds and other AFBA 5Star entities. John A. Johnson's status as an interested person results from his positions as an officer and/or director of AFBA 5Star Investment Management Company and other AFBA 5Star entities. John Kornitzer is considered an interested person due to his position as president and major shareholder of Kornitzer Capital Management, Inc., sub-adviser to the Funds.

The Board has an Audit Committee comprised of only the Independent Directors, Messrs. Hatch, Wagner, Fairfield and Sechler. The Audit Committee, established by the Board on October 28, 2003, has the responsibility to, among other things, recommend the selection of the Funds' independent auditors, confer with the independent auditors regarding the Funds' financial statements, the results of the audits and related matters, and perform such other tasks as the full Board deems necessary or appropriate.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Director in each Fund of the Company and in all registered investment companies overseen by the Director within the Company's family of investment companies, as of December 31, 2002.

                                                                                         AGGREGATE DOLLAR RANGE OF
                                                                                          EQUITY SECURITIES IN ALL
                                                                                           REGISTERED INVESTMENT
                                                                                           COMPANIES OVERSEEN BY
                                              DOLLAR RANGE OF EQUITY SECURITIES          DIRECTOR WITHIN THE FAMILY
NAME OF DIRECTOR                                   IN EACH AFBA 5STAR FUND                OF INVESTMENT COMPANIES

INTERESTED DIRECTORS
Lieutenant General C.C. Blanton        $1-$10,000 in Balanced Fund
                                       $1-$10,000 in High Yield Fund
                                       $1-$10,000 in Large Cap Fund
                                       $10,001-$50,000 in USA Global Fund                  $10,001-$50,000

John A. Johnson                        $10,001-$50,000 in Balanced Fund
                                       $10,001-$50,000 in High Yield Fund
                                       $10,001-$50,000 in Large Cap Fund
                                       $10,001-$50,000 in Mid Cap Fund
                                       $10,001-$50,000 in Science & Technology Fund
                                       $10,001-$50,000 in Small Cap Fund
                                       $10,001-$50,000 in USA Global                         Over $100,000

John C. Kornitzer                      $10,001-$50,000 in Balanced Fund
                                       $10,001-$50,000 in High Yield Fund
                                       $10,001-$50,000 in Large Cap Fund
                                       $10,001-$50,000 in USA Global Fund                    Over $100,000

DISINTERESTED DIRECTORS
General Monroe W. Hatch                $1-$10,000 in Large Cap Fund
                                       $1-$10,000 in USA Global Fund                       $10,001-$50,000

General Louis C. Wagner, Jr.           $1-$10,000 in Large Cap Fund
                                       $1-$10,000 in Science & Technology Fund
                                       $1-$10,000 in Small Cap Fund
                                       $1-$10,000 in USA Global Fund                       $10,001-$50,000

Lieutenant General John S. Fairfield   $1-$10,000 in Balanced Fund
                                       $1-$10,000 in Large Cap Fund
                                       $1-$10,000 in Science & Technology Fund             $10,001-$50,000

Brigadier General Henry J. Sechler     None                                               None

         As of December 31, 2002, none of the "disinterested" Directors of the Company (as such term is defined in the 1940 Act), or their immediate family members owned beneficially or of record, an interest in the Company's Manager or Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the Manager or Distributor.

COMPENSATION. Disinterested Directors are compensated and reimbursed by the Funds for their expenses arising out of normal duties and services. Director compensation for the fiscal year ended March 31, 2003, was as follows:

                                                         PENSION OR                              TOTAL COMPENSATION
                                   AGGREGATE        RETIREMENT BENEFITS     ESTIMATED ANNUAL      FROM COMPANY AND
      NAME OF PERSON           COMPENSATION FROM     ACCRUED AS PART OF      BENEFITS UPON       FUND COMPLEX PAID
       AND POSITION                 COMPANY           COMPANY EXPENSES         RETIREMENT           TO DIRECTOR

INTERESTED DIRECTORS
Lieutenant General
C.C. Blanton                          $0                     $0                    $0                    $0

John A. Johnson                       $0                     $0                    $0                    $0

John C. Kornitzer                     $0                     $0                    $0                    $0

DISINTERESTED DIRECTORS
General Monroe W. Hatch             $13,000                  $0                    $0                 $13,000

General Louis C. Wagner, Jr.        $13,000                  $0                    $0                 $13,000

Lieutenant General
John S. Fairfield                   $13,000                  $0                    $0                 $13,000

Brigadier General
Henry J. Sechler                    $13,000                  $0                    $0                 $13,000

Directors Fairfield, Hatch, Sechler and Wagner have no financial interest in, nor are they affiliated with AFBA 5Star Investment Management Company, PFPC Distributors, Inc. or Kornitzer Capital Management, Inc.

At a meeting of the Board of Directors held January 30, 2003, the Board of Directors, including the Directors who are not party to the investment advisory or sub-advisory agreements or "interested persons" of any party to the investment advisory or sub-advisory agreements within the meaning of the 1940 Act, unanimously approved the continuation of the investment advisory agreement in effect between AFBA 5Star Investment Management Company and the Company, for the benefit of each of the Funds, and the sub-advisory agreement between AFBA 5Star Investment Management Company and KCM for an additional one-year period. In approving the continuation of these agreements, the Board reviewed information provided to it by KCM and AFBA 5Star Investment Management Company, including tables comparing the expense ratios of the Funds to average expense ratios of comparable funds, information regarding the personnel and structure of KCM with a focus on the experience and qualifications of the investment personnel, the fact that KCM was recently inspected by the SEC and found to have no deficiencies, the performance of the Funds in relation to their benchmarks and in relation to other mutual funds with similar objectives, the expense limitations that have been in place for the Funds and the management fees in relation to the performance of the Funds. The Board discussed the nature and quality of the services provided in relation to the fees and determined that the agreements were fair and reasonable and should be continued.

CODE OF ETHICS. The Company, the Manager and the sub-adviser have each adopted a code of ethics, as required by Rule 17j-1 under the 1940 Act. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute's 1994 Report of the Advisory Group on Personal Investing. The codes of ethics are on file with the SEC.

PROXY VOTING POLICIES AND PROCEDURES. The Funds delegate all proxy voting decisions regarding the Funds' securities to KCM, the Funds' sub-adviser. As a result, the Funds' Board of Directors has adopted the sub-adviser's proxy voting policies and procedures as the Funds' proxy voting policies and procedures (the "Policies and Procedures").

KCM's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment sub-advisory agreement. KCM will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over Fund assets in accordance with the Policies and Procedures. Examples of the types of corporate actions on which KCM votes proxies for company securities that the Funds hold may include, without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for the Funds, KCM's utmost concern is that all decisions be made solely in the best interests of the Funds. KCM will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Funds.

KCM uses a proxy voting committee that makes all proxy decisions and is ultimately responsible for ensuring that all proxies received by KCM are voted in a timely manner and in a manner consistent with KCM's determination of the Funds' best interests.

Where a proxy proposal raises the possibility of a material conflict between KCM's interests and a Fund's interest, KCM will resolve such a conflict in the manner described below:

o Vote in Accordance with the Policies and Procedures. To the extent that KCM HAS LITTLE OR NO DISCRETION to deviate from the Policies and Procedures with respect to the proposal in question, KCM shall vote in accordance with such pre-determined voting policy.

o Obtain Consent of Clients. To the extent that KCM HAS DISCRETION to deviate from the Policies and Procedures with respect to the proposal in question, its policy is to disclose the conflict to the Funds' Board of Directors and obtain its consent to the proposed vote prior to voting the securities. The disclosure to the Board will include sufficient detail regarding the matter to be voted on and the nature of KCM's conflict such that the Board would be able to make an informed decision regarding the vote. If the Board does not respond to such a conflict disclosure request or denies the request, KCM will abstain from voting the securities.

KCM will generally vote against any management proposal that is not deemed to be in the shareholders' best interests. Proposals in this category would include issues regarding the issuer's Board entrenchment, anti-takeover measures, providing cumulative voting rights and election of directors who sit on more than five boards.

Proxies will normally be voted with management on routine proposals that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders, such as election of auditors, date and place of annual meeting and reasonable Employee Stock Purchase Plans. Some proxy decisions may be made on a case-by-case basis.

A DESCRIPTION OF THE POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1-800-243-9865.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS. Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund may be presumed to "control" a Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of the shareholders of that Fund. As of January __, 2004, Armed Forces Benefit Association (AFBA), 909
N. Washington Street, Alexandria, VA 22314 owned of record the following percentages of the outstanding shares of AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global
Fund: _____%, ________%, _____%, _____%, _____%, _____% and _____%,
respectively. Accordingly, AFBA is deemed to control the Funds.

Since Class R shares have not been offered prior to the date of this SAI, no person owned 5% or 25% of the Class R shares of any AFBA 5Star Fund. As of January __, 2004, the following persons were the record owner or beneficial owner of 5% of more of the outstanding Class A, Class B, Class C or Class I shares of each Fund:


                                                 OWNER OF RECORD         BENEFICIAL OWNER        PERCENT OF CLASS

AFBA 5STAR BALANCED FUND (A SHARES)

First Clearing Corporation                                                        X                       %
A/C 4369-5126
James Edward Howarth Jr Trust
E Eugene Luther TTEE
4306 Evergreen Lane
Suite-104

                                                 OWNER OF RECORD         BENEFICIAL OWNER        PERCENT OF CLASS

First Clearing Corporation                                                        X                       %
A/C 871-5875
FCC C/F Brett S Willard
IRA 9406 Heatherdale Drive
Dallas, TX 75243-6156

Raymond James & Assoc. Inc.                                                       X                       %
FBO Gideon IRWI
BIN# 50298526
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Taylor, EC
BIN# 50089354
880 Carillon Pkwy
St. Petersburg, FL 33716

First Clearing Corporation                                                        X                       %
A/C 8711-7980
FCC C/F Polly T Willard IRA
9406 Heatherdale Drive
Dallas, TX 75243-6156

AFBA 5STAR BALANCED FUND (B SHARES)

Raymond James & Assoc. Inc.                                                       X                       %
FBO Donn IRA R/
BIN# 87460104
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Crane Evelyn
Bin# 11666954
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Bauso IRA
Bin# 75372402
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Carlson IRA
Bin# 87692000
880 Carillon Pkwy
St. Petersburg, FL 33716

First Clearing Corporation                                                        X                       %
A/C 2215-3051
Gay N. Wells
9827 Chiswell Rd.
Dallas, TX 75238

                                                 OWNER OF RECORD         BENEFICIAL OWNER        PERCENT OF CLASS

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Raymond James & Assoc. Inc.                                                       X                       %
FBO Mehlin IRA
Bin# 75333104
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Mitteldorf IRA
Bin# 87735542
880 Carillon Pkwy
St. Petersburg, FL 33716

AFBA 5STAR BALANCED FUND (C SHARES)

Raymond James & Assoc. Inc.                                                       X                       %
FBO HODES, MC
BIN# 16639494
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Sloan Trust
BIN# 85447162
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Hekhuis IRA
BIN# 71021135
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Gregg IRA
BIN# 87747465
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Dunn IRA
BIN# 88791810
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Lindsey Kathy
BIN# 47831239
880 Carillon Pkwy
St. Petersburg, FL 33716

                                                 OWNER OF RECORD         BENEFICIAL OWNER        PERCENT OF CLASS

First Clearing Corporation                                                        X                       %
A/C 5726-1474
FCC C/F Randell H. McElroy IRA
823, Cockrell Hill Rd.
Ovilla, TX 75154-8731

Raymond James & Assoc. Inc.                                                       X                       %
FBO Davis SEP
BIN# 75588725
880 Carillon Pkwy
St. Petersburg, FL 33716

AFBA 5STAR BALANCED FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR LARGE CAP FUND (A SHARES)

Raymond James & Assoc. Inc.                                                       X                       %
FBO CAMBO IRA
BIN# 75459278
880 Carillon Pkwy
St. Petersburg, FL 33716

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

PFPC Trust Co. 5Star Simple IRAFBO                                                X                       %
Mark S. Woodard
640 West 56th Street
Kansas City, MO 64113

AFBA 5STAR LARGE CAP FUND (B SHARES)

Raymond James & Assoc. Inc.                                                       X                       %
FBO Cira IRA
Bin # 57268758
880 Carillon Pkwy
St. Petersburg, FL  33716

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Raymond James & Assoc. Inc.                                                       X                       %
FBO Harris IRA
Bin # 77578811
880 Carillon Pkwy
St. Petersburg, FL  33716


                                                 OWNER OF RECORD         BENEFICIAL OWNER        PERCENT OF CLASS

Raymond James & Assoc. Inc.                                                       X                       %
FBO Klem RIRA
Bin # 72361242
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR LARGE CAP FUND (C SHARES)

PFPC Trust Co. R/O IRA
FBO Nanako Kamiya Hanafin                                                         X                       %
3220 Felton Drive
Beavercreek, OH  45431

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR LARGE CAP FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA Deferred Compensation                                                        X                       %
Plan 457F
FBO Charles C. Blanton
P.O. Box 25587
Alexandria, VA  22313-5587

AFBA 5STAR HIGH YIELD FUND (A SHARES)

Charles Schwab & Co Inc                                   X                                               %
Special Custody Acct FBO Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

Raymond James & Assoc. Inc.                                                       X                       %
FBO PEBCO Corp
Bin # 79660583
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO DARAI Corp
Bin # 79660597
880 Carillon Pkwy
St. Petersburg, FL  33716


                                                 OWNER OF RECORD         BENEFICIAL OWNER        PERCENT OF CLASS

AFBA 5STAR HIGH YIELD FUND (B SHARES)

Raymond James & Assoc. Inc.                                                       X                       %
FBO Allen, T
Bin # 79555327
880 Carillon Pkwy
St. Petersburg, FL  33716

First Clearing, LLC                                                               X                       %
A/C 1111-0980
Carlos C. Alvano
 Anita M. Alvano JTTEN
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Watkins IRA
Bin # 71316057
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR HIGH YIELD FUND (C SHARES)

Raymond James & Assoc. Inc.                                                       X                       %
FBO Young, JD
Bin # 50193440
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR HIGH YIELD FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR MID CAP FUND (A SHARES)

PFPC Trust Co. 5 Star Simple IRA                                                  X                       %
FBO Jeffrey E. Robertson
2514 Ben Poole Road Southeast
Decatur, AL 35603

PFPC Trust Co. 5 Star Simple IRA                                                  X                       %
FBO Donna R Robertson
2514 Ben Poole Road Southeast
Decatur, AL 35603

PFPC Trust Co. 5 Star Simple IRA                                                  X                       %
FBO Jeffrey E. Robertson
2514 Ben Poole Road Southeast
Decatur, AL 35603

AFBA Investment Management Co.                            X                                               %
909 N. Washington Street
Alexandria, VA  22314-1555


                                                 OWNER OF RECORD         BENEFICIAL OWNER        PERCENT OF CLASS

PFPC Trust Co. 5 Star Simple IRA                                                  X                       %
FBO Donna R Robertson
2514 Ben Poole Road Southeast
Decatur, AL 35603

PFPC Trust Co. 5 Star Simple IRA                                                  X                       %
FBO Mark S. Woodard
640 West 56th Street
Kansas City, MO 64113

PFPC Trust Co. 5 Star Simple IRA                                                  X                       %
FBO Robert G. Moore
312 Bobwhite Drive Southwest
Decatur, AL 35601

PFPC Trust Co. 5 Star Simple IRA                                                  X                       %
FBO Jean C. Robertson
3911 Choctaw Drive Southeast
Decatur, AL 35602

AFBA 5STAR MID CAP FUND (B SHARES)

AFBA Investment Management Co.                            X                                               %
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR MID CAP FUND (C SHARES)

AFBA Investment Management Co.                            X                                               %
909 N. Washington Street
Alexandria, VA  22314-1555

Raymond James & Assoc. Inc.                                                       X                       %
FBO Burdett, Trust
Bin # 42504902
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Brosnan, IRA
Bin # 71291617
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO McGinnis, IRA
Bin # 72243282
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR MID CAP FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555


                                                 OWNER OF RECORD         BENEFICIAL OWNER        PERCENT OF CLASS

PFPC Trust Co. 5 Star IRA
FBO Lawrence Albert Skantze                                                       X                       %
1703 Chesterbrook Vale Court
McLean, VA  22101

Armed Forces Benefit Assoc.                               X                                               %
401 K Plan
Attn:  Mark A. Centanni
P.O. Box 25587
Alexandria, VA  22313-5587

AFBA 5STAR SCIENCE & TECHNOLOGY FUND
(A SHARES)

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

PFPC Trust Co. 5 Star Simple IRA
FBO David P. Colburn                                                              X                       %
3901 Mimosa Drive
New Orleans, LA 70131

PFPC Trust Co. 5 Star Simple IRA
FBO James F. Hatcher                                                              X                       %
7418 Westlawn
Overland Park, KS 66212

PFPC Trust Co. 5 Star Simple IRA
FBO Daniel L. Blick                                                               X                       %
8301 W. 92nd Terrace
Witchita, KS 67212

PFPC Trust Co. 5 Star Simple IRA                                                  X                       %
FBO Jamie M. Colburn
3901 Mimosa Drive
New Orleans, LA 70131

PFPC Trust Co. 5 Star Simple IRA
FBO Guy W. Smith                                                                  X                       %
1349 Bethel Road
Decatur, AL 35603

PFPC Trust Co. 5 Star Simple IRA                                                  X                       %
FBO Gene M. Betts
11701 Brookwood
Leawood, KS  66211

AFBA 5STAR SCIENCE & TECHNOLOGY FUND
(B SHARES)

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555


                                                 OWNER OF RECORD         BENEFICIAL OWNER        PERCENT OF CLASS

Raymond James & Assoc. Inc.                                                       X                       %
FBO Bowden, IRA
Bin # 87513372
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Waters, Barbara
Bin # 43992991
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Howard, IRA
Bin # 57216444
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Legassey, IRA
Bin # 57347421
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR SCIENCE & TECHNOLOGY FUND
(C SHARES)

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR SCIENCE & TECHNOLOGY FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Armed Forces Benefit Assoc.                               X                                               %
401 K Plan
Attn:  Mark A. Centanni
P.O. Box 25587
Alexandria, VA  22313-5587

AFBA Deferred Compensation                                                        X                       %
Plan 457F
FBO Charles C. Blanton
P.O. Box 25587
Alexandria, VA  22313-5587

PFPC Trust Co. 5 Star IRA FBO                                                     X                       %
Lawrence Albert Skantze
1703 Chesterbrook Vale Court
McLean, VA  22101


                                                 OWNER OF RECORD         BENEFICIAL OWNER        PERCENT OF CLASS

AFBA 5STAR SMALL CAP FUND (A SHARES)

Great Plains Trust FBO                                                            X                       %
Paul and Maureen Evans
7700 Shawnee Mission Pkwy., Suite 101
Overland Park, KS  66202

UMBSC & CO C/F IRA FBO                                                            X                       %
Cary Williams
AC 521787KF75
Kansas City, MO 64141-6175

AFBA 5STAR SMALL CAP FUND (B SHARES)

First Clearing Corporation                                                        X                       %
A/C 8972-3528
Ray A. Zepp
4525 Cove Circle Unit 602
St. Petersburg, FL  33708

Raymond James & Assoc. Inc.                                                       X                       %
FBO Landry, TB&J
Bin # 17260995
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Miller, IRA
Bin # 71263600
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Loughry, IRA
Bin # 77707460
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR SMALL CAP FUND (C SHARES)

Raymond James & Assoc. Inc.                                                       X                       %
FBO Pace Josephine
Bin # 11285110
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR SMALL CAP FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555


                                                 OWNER OF RECORD         BENEFICIAL OWNER        PERCENT OF CLASS

Armed Forces Benefit Assoc.                               X                                               %
401 K Plan
Attn:  Mark A. Centanni
P.O. Box 25587
Alexandria, VA  22313-5587

AFBA Deferred Compensation                                                        X                       %
Plan 457F
FBO Charles C. Blanton
P.O. Box 25587
Alexandria, VA  22313-5587

PFPC Trust CO 5 Star IRA FBO                                                      X                       %
Rodney Kent Teague
PO Box 8913
Horshoe Bay, TX 78657

AFBA 5STAR USA GLOBAL FUND (A SHARES)

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

PFPC Trust Company                                                                X                       %
5 Star Simple IRA FBO
Mark S. Woodard
640 West 56th Street
Kansas City, MO 64113

Raymond James & Assoc. Inc.                                                       X                       %
FBO Byrd IRA
Bin # 72711245
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR USA GLOBAL FUND (B SHARES)

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Raymond James & Assoc. Inc.                                                       X                       %
FBO Utterback RIRA
Bin # 77551487
880 Carillon Pkwy
St. Petersburg, FL  33716


                                                 OWNER OF RECORD         BENEFICIAL OWNER        PERCENT OF CLASS

AFBA 5STAR USA GLOBAL FUND (C SHARES)

Raymond James & Assoc. Inc.                                                       X                       %
FBO Greenblatt IRA
Bin # 70533518
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                       %
FBO Riojas RIRA
Bin # 70507982
880 Carillon Pkwy
St. Petersburg, FL  33716

PFPC Trust Co. R/O IRA FBO                                                        X                       %
Nanako Kamiya Hanfin
3220 Felton Drive
Beavercreek, OH  45431

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Raymond James & Assoc. Inc.                                                       X                       %
FBO Harrigan, IRA
Bin # 57282740
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR USA GLOBAL FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                               %
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

                     INVESTMENT ADVISORY AND OTHER SERVICES

MANAGER AND SUB-ADVISER. AFBA 5Star Investment Management Company acts as Manager of the Funds and is a registered investment adviser under the Investment Advisers Act of 1940. It organized the Company in 1997 and employs at its own expense Kornitzer Capital Management, Inc. to serve as the sub-adviser to the Funds.

For its services as Manager, each Fund pays AFBA 5Star Investment Management Company a fee at the annual rate of 0.80% of its average daily net assets. From these management fees, AFBA 5Star Investment Management Company pays all the Funds' expenses except those directly payable by the Funds. In addition, the Manager has entered into contractual arrangements to waive fees and/or pay expenses to the extent necessary to limit each Fund's overall annual expenses (excluding 12b-1 fees) to no more than 1.08% of average annual net assets until March 26, 2004 for the AFBA 5Star Balanced, AFBA 5Star High Yield, AFBA 5Star Large Cap and AFBA 5Star USA Global Funds. In addition, the Manager has contractually agreed to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses (excluding 12b-1 fees) for the period from March 27, 2004 through July 31, 2004 to 1.08% for the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund and to 1.28% for the AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund. Effective August 1, 2003, the Manager has entered into a contractual agreement to waive fees and/or pay expenses of the AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund to the extent necessary to limit overall annual expenses (excluding 12b-1 fees) to 1.28% through July 31, 2004. Thereafter, the Manager may either renew or terminate these arrangements. When a Fund's assets grow to a point where fee waivers and/or expense payments are no longer necessary to meet the expense limitation target, the Manager may seek to recoup amounts it waived or expenses that it paid. The Manager will only seek to recoup such amounts if Total Fund Operating Expenses plus the amounts recouped do not exceed the expense limitation target. The Manager shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

For the past three fiscal years, the Manager was paid the following amounts:

                                                 FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
NAME OF FUND                                       MARCH 31, 2001          MARCH 31, 2002          MARCH 31, 2003
------------                                       --------------          --------------          --------------

AFBA 5Star Balanced Fund
    Advisory Fees Paid                                 $194,149                $293,623                $260,666
    Fees Waived/Expenses Reimbursed                     ($7,435)              ($190,867)              ($273,631)
    Net Fees                                           $186,714                $102,756                ($12,965)

AFBA 5Star High Yield Fund
    Advisory Fees Paid                                  $65,865                 $71,563                 $95,243
    Fees Waived/Expenses Reimbursed                     ($8,644)              ($172,362)              ($249,347)
    Net Fees                                            $57,221               ($100,799)              ($154,104)

AFBA 5Star Large Cap Fund
    Advisory Fees Paid                                 $172,088                $168,737                $133,796
    Fees Waived/Expenses Reimbursed                     ($5,395)              ($192,933)              ($264,097)
    Net Fees                                           $166,693                ($24,196)              ($130,301)

AFBA 5Star Mid Cap Fund(1)
    Advisory Fees Paid                                      N/A                     N/A                  $9,253
    Fees Waived/Expenses Reimbursed                                                                    ($62,533)
    Net Fees                                                                                           ($53,280)

AFBA 5Star Science & Technology Fund
    Advisory Fees Paid                                      N/A                $10,353(2)               $21,671
    Fees Waived/Expenses Reimbursed                                            ($11,771)(2)           ($154,051)
    Net Fees                                                                    ($1,418)(2)           ($132,380)

AFBA 5Star Small Cap Fund
    Advisory Fees Paid                                      N/A                $10,968(3)               $49,878
    Fees Waived/Expenses Reimbursed                                            ($12,931)(3)           ($175,488)
    Net Fees                                                                    ($1,963)(3)           ($125,610)


                                                 FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
NAME OF FUND                                       MARCH 31, 2001          MARCH 31, 2002          MARCH 31, 2003
------------                                       --------------          --------------          --------------

AFBA 5Star USA Global Fund
    Advisory Fees Paid                                 $264,485                $321,850                $256,771
    Fees Waived/Expenses Reimbursed                     ($4,280)              ($220,984)              ($292,108)
    Net Fees                                           $260,205                $100,866                ($35,337)

(1) For the period from May 1, 2002 through March 31, 2003.
(2) For the period from October 12, 2001 through March 31, 2002.
(3) For the period from October 15, 2001 through March 31, 2002.

Kornitzer Capital Management, Inc. ("KCM") was founded in 1989 and is a private investment research and counseling organization serving individual, corporate and other institutional clients. Pursuant to the agreement between AFBA 5Star Investment Management Company and KCM, KCM will provide the Funds with research, analysis, advice and recommendations with respect to the purchase and sale of securities and the making of investment commitments; statistical information and reports as may reasonably be required, and general assistance in the supervision of the investments of the Funds, subject to the control of the Directors of the Company and the Directors of AFBA 5Star Investment Management Company. AFBA 5Star Investment Management Company pays KCM an annual sub-advisory fee of 33/100 of 1% (.33%) of each Fund's average daily net assets, for its services. KCM also serves as investment adviser to the Buffalo Group of Mutual Funds. The following amounts were paid to KCM for its services to each Fund by AFBA 5Star Investment Management Company:

                                                 FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
NAME OF FUND                                       MARCH 31, 2001          MARCH 31, 2002          MARCH 31, 2003
------------                                       --------------          --------------          --------------
AFBA 5Star Balanced Fund                                $64,069                $121,119                $107,525
AFBA 5Star High Yield Fund                              $21,735                 $29,520                 $39,288
AFBA 5Star Large Cap Fund                               $56,789                 $69,604                 $55,191
AFBA 5Star Mid Cap Fund                                     N/A                     N/A                  $3,817(1)
AFBA 5Star Science & Technology Fund                        N/A                  $4,271(2)               $8,939
AFBA 5Star Small Cap Fund                                   N/A                  $4,524(3)              $20,575
AFBA 5Star USA Global Fund                              $87,280                $132,763                $105,918

(1) For the period from May 1, 2002 through March 31, 2003.
(2) For the period from October 12, 2001 through March 31, 2002.
(3) For the period from October 15, 2001 through March 31, 2002.

Each Fund bears the cost of personnel as shall be necessary to carry out its normal operations; fees of the independent Directors, the custodian, the independent auditors and legal counsel; rent; the cost of a transfer and dividend disbursing agent or similar in-house services; bookkeeping; accounting and all other clerical and administrative functions as may be reasonable and necessary to maintain the Fund's records and for it to operate as an open-end management investment company; any interest, taxes, dues, fees and other charges of governments and their agencies including the cost of qualifying the Fund's shares for sale in any jurisdiction; brokerage commissions; or any other expenses incurred by it which are not assumed in the Management Agreement by the Manager.

ADMINISTRATION AND ACCOUNTING SERVICES. Under a separate Administration and Accounting Services Agreement, PFPC Inc., ("PFPC") 301 Bellevue Parkway, Wilmington, Delaware 19809 performs certain administrative and accounting services for the Funds. These services include preparing shareholder reports, providing statistical data and preparing and filing federal and state tax returns on behalf of the Funds. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Funds. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of each Fund. The Administration and Accounting Services Agreement provides that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration and Accounting Services Agreement. For the period January 1, 2001 to March 31, 2001 and the fiscal years ended March 31, 2002 and 2003, PFPC received $30,426, $363,500, and $741,312 respectively, from the Funds for its administration and accounting services. Prior to January 1, 2001, Jones & Babson, Inc. provided administration services and was compensated as described below.

ADDITIONAL SERVICE PROVIDERS

INDEPENDENT AUDITORS. The Funds' financial statements are audited by independent auditors approved by the Directors each year. ____________________ are the independent accountants for the Funds.

CUSTODIAN. PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Suite 200, Philadelphia, PA 19153, serves as the custodian.

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, PA 19406 also serves as the transfer agent.

COUNSEL. The law firm of Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as legal counsel to the Company.

PRIOR DISTRIBUTOR, ADMINISTRATOR, ACCOUNTING AGENT AND TRANSFER AGENT. Prior to January 1, 2001, the Manager employed, at its own expense, Jones & Babson, Inc. as the Company's distributor and prior to February 26, 2001, the Manager employed Jones & Babson, Inc. as the Company's transfer agent and administration and accounting agent. The following amounts were paid to Jones & Babson, Inc. for its services by AFBA 5Star Investment Management Company:

NAME OF FUND                          FOR THE PERIOD APRIL 1, 2000 TO FEBRUARY 26, 2001
------------                          -------------------------------------------------
AFBA 5Star Balanced Fund                                    $27,376
AFBA 5Star Large Cap Fund                                   $33,927
AFBA 5Star High Yield Fund                                   $6,780
AFBA 5Star USA Global Fund                                  $49,434

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

Pursuant to an Underwriting Agreement (the "Underwriting Agreement"), PFPC Distributors, Inc. ("PFPC Distributors"), 760 Moore Road, King of Prussia, PA 19406, serves as the distributor of the Funds' shares. The terms of the Underwriting Agreement grant PFPC Distributors the right to sell shares of the Funds as agent for the Funds. Shares of the Funds are offered continuously.

Under the terms of the Underwriting Agreement, PFPC Distributors agrees to use all reasonable efforts to secure purchasers for shares of the Funds and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of the Funds' shares and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Funds' Distribution Plan for its Class R shares (the "Rule 12b-1 Plan") which has been adopted pursuant to Rule 12b-1 under the 1940 Act.

The Underwriting Agreement provides that PFPC Distributors, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under such agreement, will not be liable to any of the Funds or their shareholders for losses arising in connection with the sale of shares of the Funds.

The Underwriting Agreement became effective as of January 1, 2001 and continues in effect for a period of two years. Thereafter, the Underwriting Agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Directors, including a majority of the non-interested Directors.

The Underwriting Agreement terminates automatically in the event of an assignment, and is terminable without payment of any penalty with respect to a Fund (i) (by vote of a majority of the Directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Funds or any agreements related to such plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days' written notice to PFPC Distributors; or (ii) by PFPC Distributors on sixty (60) days' written notice to the Company.

PFPC Distributors will be compensated for distribution services according to the Rule 12b-1 Plan, regardless of PFPC Distributors' expenses. The Rule 12b-1 Plan provide that PFPC Distributors will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, PFPC Distributors may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with PFPC Distributors and other financial institutions for distribution and shareholder servicing activities. Amounts payable under the Rule 12b-1 Plan can exceed distribution or shareholder servicing expenses actually incurred by PFPC Distributors.

The Rule 12b-1 Plan and each agreement entered into pursuant to this Rule 12b-1 Plan may be terminated as to any Fund at any time, without penalty, by vote of a majority of the outstanding Class R shares of the Fund, or by vote of a majority of the Company's non-interested Directors, on not more than sixty (60) days' written notice.

The Company shall pay to the Distributor or others a fee in the amount of 0.35% per annum of the average daily net assets of the Company attributable to each Fund's Class R shares (or such lesser amount as may be established from time to time by a majority of the Board of Directors, including a majority of the non-interested Directors) for advertising, marketing and distributing each Fund's Class R shares. Such fee shall be payable at the direction of the Manager from the assets attributable to the Class R shares of such Fund and shall be paid in monthly installments promptly after the last day of each calendar month.

From time to time, the Manager may make payments to third parties out of its management fee, including payments of fees for shareholder servicing and transfer agency functions. If such payments are deemed to be indirect financing of an activity primarily intended to result in the sale of Class R shares of the Fund within the context of Rule 12b-1 under the 1940 Act, such payments shall be deemed to be authorized by the Rule 12b-1 Plan.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

Decisions to buy and sell securities for the Funds are made by KCM as sub-adviser to the Funds. Officers of KCM are generally responsible for implementing and supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or price of the securities. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution. Following is information on the amount of brokerage commissions paid by each Fund during the periods indicated:


                                                    FISCAL YEAR ENDED     FISCAL YEAR ENDED     FISCAL YEAR ENDED
     NAME OF FUND                                     MARCH 31, 2001        MARCH 31, 2002        MARCH 31, 2003
     ------------                                     --------------        --------------        --------------
     AFBA 5Star Balanced Fund                              $31,393               $12,201               $15,843
     AFBA 5Star High Yield Fund                               $977                  $263                $1,580
     AFBA 5Star Large Cap Fund                             $22,710               $10,351               $10,286
     AFBA Mid Cap Fund                                         N/A                   N/A                $2,048(1)
     AFBA 5Star Science & Technology Fund                      N/A               $5,562(2)              $4,452
     AFBA 5Star Small Cap Fund                                 N/A               $5,258(3)              $9,543
     AFBA 5Star USA Global Fund                            $49,499               $20,014               $13,065

      (1) For the period from May 1, 2002 through March 31, 2003.
      (2) For the period from October 12, 2001 through March 31, 2002.
      (3) For the period from October 15, 2001 through March 31, 2002.

The level of brokerage commissions generated by a Fund is directly related to the number and size of buy and sell transactions into which the Fund enters. The frequency and size of these transactions are affected by various factors such as cash flows into and out of the Fund, the sub-adviser's interpretation of the market or economic environment, etc. The Funds, in purchasing and selling portfolio securities, will seek best execution consistent with the circumstances that exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services provided to the respective Fund. The Funds may execute a substantial portion of the portfolio transactions through brokerage firms that are members of the New York Stock Exchange or through other major securities exchanges. When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that better execution may be obtained elsewhere. The Funds may pay a higher rate of commission to brokers or dealers who provide research or brokerage services to the Manager or sub-adviser within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by the Board of Directors of the Company and KCM.

It is not the Funds' practice to allocate brokerage or principal business to firms on the basis of sales of their shares that may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend the Funds to their clients, or who act as agent in the purchase of the Funds' shares for their clients.

Research services furnished by broker-dealers and others may be useful to the Funds' Manager and sub-adviser in serving the Funds as well as other clients. Similarly, the Funds may benefit from research services obtained by the sub-adviser from the placement of portfolio brokerage of other clients. The Funds may pay a higher rate of commission to brokers or dealers who provide research or brokerage services to the Manager or sub-adviser.

When the sub-adviser, in its fiduciary duty, believes it to be in the best interest of the shareholders, the Funds may join with other clients of the sub-adviser in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed among the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

                       CAPITAL STOCK AND OTHER SECURITIES

The Company issues its capital stock in seven separate series (each is in effect, a separate Fund), and each series in turn issues shares of five separate classes: Class I, Class R, Class A, Class B and Class C. The shares of each class of each Fund, when issued and paid for in accordance with its Prospectus, will be legally outstanding, fully paid and non-assessable.

The separate classes of shares of a Fund each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class R, Class B and Class C shares bear Rule 12b-1 distribution expenses of 0.35%, 0.75% and 0.25% of the average net assets of the respective Class R, Class B and Class C shares and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the Rule 12b-1 fee may be paid. Classes A, B and C bear a shareholder service fee of 0.25% of the average net assets of the class. Class R bears a shareholder service fee of 0.15% of the average net assets of the Class. The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 fees. Certain expenses can vary from class to class; accordingly, the net asset value of Class A, Class B, Class C, and Class R shares will be reduced by such amount to the extent a Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights which means that the holders of 50% of the shares voting for the election of Directors can elect 100% of the Directors, if they choose to do so, and in such event, the holders of the remaining shares voting will not be able to elect any Directors, do not have preemptive or subscription rights and are transferable. Each Fund and class takes separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

The Company will not hold annual meetings except as required by the 1940 Act and other applicable laws. Under Maryland law, a special meeting of shareholders of the Company must be held if the Company receives the written request for a meeting from the shareholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting.

The Company has undertaken that its Directors will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the shareholders entitled to vote at the meeting.

                      PURCHASING AND SELLING CLASS R SHARES

Class R shares of each Fund are generally available to certain tax-deferred retirement plans, including 401(k) plans, employer sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, held in plan level or omnibus accounts. Class R Shares also are available to IRA rollovers from eligible retirement plans that offered one or more AFBA 5Star Funds Class R shares as an investment option. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Participants in retirement plans generally must contact the plan's administrator to purchase, redeem or exchange shares. Shareholder services may only be available to plan participants through a plan administrator. Plans may require separate applications and their policies and procedures may be different than those described in this prospectus. Participants should contact their plan administrator for information regarding shareholder services pertaining to participants' investments in the Funds.

IRA rollover accounts may be eligible to open an account and purchase Class R shares by contacting any investment firm authorized to sell the Funds' shares. You can obtain an application from your investment firm or by calling the Funds at (800)-243-9865. You may also open your Class R share account by completing an account application and sending it to the transfer agent by mail.

PURCHASES. The Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Funds cannot process transaction requests that are not completed properly as described in the Prospectus. If you use the services of a broker to purchase or redeem shares of a Fund, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share ("NAV") next effective after the order is accepted by the Fund.

By Mail: A retirement plan administrator or financial intermediary may purchase shares by sending a check drawn on a U.S. bank payable to AFBA 5Star Fund, along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 15 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in the transaction. Send the check and application to:


                        AFBA 5Star Fund, Inc.
                        c/o PFPC Inc.
                        760 Moore Road
                        King of Prussia, PA  19406

A retirement plan administrator or financial intermediary may purchase shares by wiring federal funds readily available. Please call PFPC at (888)-578-2733 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the Prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Funds and their shareholders.

SALES (REDEMPTIONS). The Company will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Company cannot process transaction requests that are not complete and in good order.

A retirement plan administrator or financial intermediary may sell shares on any Business Day as described below. A Business Day is any day that both the New York Stock Exchange (the "Exchange") and PFPC, the Transfer Agent, are open for business. Normally, your investment firm will send your request to sell shares to the Transfer Agent. Redemptions are effected at the NAV next determined after the Transfer Agent has received the redemption request. Redemption checks are mailed on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the Transfer Agent before 4:00 p.m. Eastern time), or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt.

If shares are redeemed by mail, a signature guarantee is required for written redemption requests of $25,000 or more. A signature guarantee verifies the authenticity of your signature. When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution, which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions, which are not participating in one of these programs will not be accepted. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

                        AFBA 5Star Fund, Inc.
                        c/o PFPC Inc.
                        760 Moore Road
                        King of Prussia, PA  19406

Redemption proceeds may be wired to a predesignated bank account in any commercial bank in the United States. A $10.00 fee will be deducted. The receiving bank may charge a fee for this service. Proceeds may also be mailed to a bank or, for amounts of $10,000 or less, mailed to the Fund account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to the Fund account address of record, complete the appropriate section of the Application or include the Fund account address of record when written instructions are submitted. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required to change the designated account.

ADDITIONAL PURCHASE AND REDEMPTION POLICIES.  The Company reserves the right to:

o Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders.

o Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.

o If shares to be redeemed represent a recent investment made by check, the Funds reserve the right not to make the redemption proceeds available until there are reasonable grounds to believe that the check has been collected (which could take up to 15 days).

o To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

o The Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than your cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to you, and the proceeds of a redemption may be subject to backup withholding.

Your right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, for other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund's securities or to determine the value of a Fund's net assets, or (d) ordered by a government body having jurisdiction over the Funds for the protection of the Funds' shareholders, provided that applicable rules and regulations of the SEC (or any succeeding government authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the Funds may withdraw their requests for redemption or may receive payment based on the NAV of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by each Fund and valued in the same way as they would be valued for purposes of computing the NAV of each Fund. If payment is made in securities, you may incur transaction expenses in later converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of that particular Fund during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

HOW SHARE PRICE IS DETERMINED. Each Fund values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued at fair value as determined under the direction of the Board of Directors.

PFPC determines the NAV per share of each Fund on each day that the Company is open for business as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time). The Company is normally open for business on each day that the Exchange is open for business, however, the Company's officers are authorized to determine when the Company shall be open for business. The NAV is calculated by adding the value of all securities and other assets in each Fund, deducting its liabilities and dividing the balance by the number of outstanding shares of the Fund.

Shares will not be priced on those days the Exchange is closed for trading. As of the date of this SAI, those days will include, but are not limited to:

New Year's Day                  Good Friday            Labor Day
Martin Luther King, Jr. Day     Memorial Day           Thanksgiving Day
Presidents' Day                 Independence Day       Christmas Day

                             DISTRIBUTIONS AND TAXES

MULTICLASS DISTRIBUTIONS. A Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.

DISTRIBUTIONS OF NET INVESTMENT INCOME. A Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) the Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates provided certain holding period requirements are met.

DISTRIBUTIONS OF CAPITAL GAINS. A Fund may realize capital gains and losses on the sale of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. A Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, a Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o 98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and
o 100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

SALES OF FUND SHARES. Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different AFBA 5Star Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares.

SALES AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

WASH SALES. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. This deduction generally is available to corporations for dividends paid by a Fund out of income earned on its investments in domestic corporations.

INVESTMENT IN COMPLEX SECURITIES A Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you.

                              FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Company's Annual Report to Shareholders for the fiscal year ended March 31, 2003 (the "2003 Annual Report") and the unaudited financial statements and notes thereto in the Company's Semi-Annual Report for the six months ended September 30, 2003 (the "2003 Semi-Annual Report") are incorporated into this SAI by reference. No other parts of the 2003 Annual Report or 2003 Semi-Annual Report are incorporated by reference. The financial statements in these reports do not include Class R Shares as Class R had not yet been offered to the public as of the date of the reports. The 2003 financial statements included in the 2003 Annual Report have been audited by [auditor name to be inserted (pursuant to consent) in 485(b) amendment that will be filed to include year-end financial information] whose report thereon is also incorporated herein by reference. Copies of the Annual Report and the unaudited Semi-Annual Report may be obtained at no charge by telephoning the Funds at 1-888-578-2733.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

DESCRIPTION OF BOND RATINGS:

STANDARD & POOR'S CORPORATION (S&P).

AAA Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S).

Aaa Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS:

MOODY'S . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

         PRIME - 1      HIGHEST QUALITY
         PRIME - 2      HIGHER QUALITY
         PRIME - 3      HIGH QUALITY

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

   (1) evaluation of the management of the issuer;

   (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

   (3) evaluation of the issuer's products in relation to competition and customer acceptance;

   (4) liquidity;

   (5) amount and quality of long-term debt;

   (6) trend of earnings over a period of ten years;

   (7) financial strength of a parent company and relationships which exist with the issuer; and

   (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . .Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

   A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

   A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

   A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as over-whelming.

   A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

   B     Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

   C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

   D This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

                             AFBA 5STAR FUND, INC.

                               (the "Registrant")

                                     PART C

                               OTHER INFORMATION

ITEM 23. EXHIBITS.

(a) (1) Articles of Incorporation as filed with the State of Maryland on January 9, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on June 1, 1999 ("PEA No. 3").

     (2) Articles Supplementary to establish four separate series as filed with the State of Maryland on April 4, 1997 are incorporated herein by reference to PEA No. 3.

     (3) Articles of Amendment to change "Five Star" to "5Star" as filed with the State of Maryland on October 16, 2000 are incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 23, 2001 ("PEA No. 5").

     (4) Articles of Amendment to designate the existing shares as Class I shares as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 1, 2001 ("PEA No. 11").

     (5) Articles Supplementary to add Classes A, B and C as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to PEA No 11.

     (6) Articles Supplementary to authorize and designate shares to Classes A, B, C and I as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to PEA No. 11.

     (7) Certificate of Correction to the Articles Supplementary filed with the State of Maryland on June 15, 2001, as filed with the State of Maryland on February 14, 2002 is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 14, 2002 ("PEA No. 12"). Correction made to Articles fourth and fifth regarding the number of shares authorized.

     (8) Articles Supplementary to add Mid Cap Series as filed with the State of Maryland on February 14, 2002 are incorporated herein by reference to PEA No. 12.

     (9) Articles Supplementary to add Class R as filed with the State of Maryland on November 14, 2003 are filed herewith.

(b)       By-Laws are incorporated herein by reference to PEA No. 3.

(c) Specimen copies of securities of the Registrant are incorporated herein by reference to PEA No. 3.

          See Article Fifth of the Registrant's Articles of Incorporation, as amended, which are incorporated herein by reference.

          See also, Article II of the Registrant's By-Laws which are incorporated herein by reference.

(d)  (1)  (i)   Management Agreement between the Registrant and AFBA
                5Star Investment Management Company is incorporated herein by reference to PEA No. 11.

          (ii) Exhibit to the Management Agreement between the Registrant and AFBA 5Star Investment Management Company adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

          (iii) Exhibit to the Management Agreement between the Registrant and AFBA 5Star Investment Management Company to incorporate the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to Post -Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2002 ("PEA No. 14").

          (iv) Expense Limitation Agreement between Registrant and AFBA 5Star Investment Management Company, filed herewith.

(d)  (2)  (i)   Sub-Advisory Agreement between AFBA 5Star Investment
                Management Company and Kornitzer Capital Management, Inc. is incorporated herein by reference to PEA No. 11.

          (ii) Exhibit to Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Kornitzer Capital Management, Inc. adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

          (iii) Exhibit to the Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Kornitzer Capital Management incorporating the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

(e)  (1)  (i)   Underwriting Agreement between Registrant and PFPC
                Distributors, Inc. dated December 18, 2000 is incorporated herein by reference to PEA No. 5.

          (ii) Exhibit to Underwriting Agreement between the AFBA 5Star Investment Management Company and PFPC Distributors, Inc. adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

          (iii) Exhibit to Underwriting Agreement between the AFBA 5Star Investment Management Company and PFPC Distributors, Inc. incorporating the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

(f)             Not Applicable.

(g)  (1)  (i)   Custodian Agreement between the Registrant and PFPC Trust
                Company is incorporated herein by reference to PEA No. 5.

          (ii) Exhibit to Custodian Agreement between Registrant and PFPC Trust Company adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

(h)  (1)  (i)   Transfer Agency Agreement between the Registrant and
                PFPC Inc. is incorporated herein by reference to PEA No. 5.

          (ii) Exhibit to Transfer Agency Agreement between Registrant and PFPC Inc adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

          (iii) Exhibit to Transfer Agency Agreement between Registrant and PFPC Inc. incorporating the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

          (iv) Exhibit to Anti-Money Laundering and Privacy Amendment dated July 24, 2002 to Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated herein by reference to PEA No. 15.

          (v) Exhibit to Amendment to Transfer Agency Agreement regarding Customer Identification Procedures to be filed by amendment.

     (2)  (i)   Administration and Accounting Services Agreement between
                the Registrant and PFPC Inc. is incorporated herein by reference to PEA No. 5.

          (ii) Exhibit to Administration and Accounting Services Agreement between Registrant and PFPC Inc. adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

          (iii) Exhibit to Administration and Accounting Services Agreement between Registrant and PFPC Inc. incorporating the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

(i)             Opinion and Consent of Counsel, to be filed by amendment.

(j)  (1)        Consent of Independent Public Accountant to be filed by
                amendment.

(k)             Not Applicable.

(l)             Not Applicable.

(m)  (1)        Rule 12b-1 Distribution Plan for Class B shares is
                incorporated herein by reference to PEA No. 14.

     (2) Rule 12b-1 Distribution Plan for Class C shares is incorporated herein by reference to PEA No. 14.

     (3) Amended Shareholder Service Plan pursuant to Rule 12b-1 is filed herewith.

     (4) Rule 12b-1 Distribution Plan for Class R shares is filed herewith.

(n)  (1)        Rule 18f-3 Plan is incorporated herein by reference to PEA
                No. 14.

     (2)        Amended Rule 18f-3 Plan is filed herewith.

(p)  (1)        Joint Code of Ethics of the Registrant and the investment
                manager is incorporated herein by reference to PEA No. 12.

     (2) Code of Ethics of the sub-adviser for each Fund, Kornitzer Capital Management, Inc. is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on July 28, 2000.

(q)  (1)      Powers of Attorney for Henry J. Sechler, Louis C. Wagner,
              Jr. Monroe W. Hatch, Jr., and John C. Kornitzer are incorporated herein by reference to PEA No. 3.

     (2) Power of Attorney for John S. Fairfield is incorporated herein by reference to PEA No. 14.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

              None.

ITEM 25.      INDEMNIFICATION.

Under the terms of the Maryland General Corporation Law and the Registrant's Articles of Incorporation and By-Laws, the Registrant shall indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper under the circumstances. Such determination shall be made:

        (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

        (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

-----------------------------------------------------------------------------------------------------------------------
   NAME AND POSITION WITH AFBA 5STAR
     INVESTMENT MANAGEMENT COMPANY                    OTHER COMPANY              POSITION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------------------------
Charles C. Blanton, Chairman              AFBA                                   President and Director
                                          5Star Financial Co., 5Star Life        Chairman of the Board
                                          Insurance Company, 5Star Bank, AFBA
                                          5Star Fund, Inc.

                                          AFBA Five Star Securities Company      Director
-----------------------------------------------------------------------------------------------------------------------
Clifford H. Rees, Jr., Director           Air Conditioning and Refrigeration     President
                                          Institute (1997-2001 - retired
                                          1/2002)
-----------------------------------------------------------------------------------------------------------------------
George C. Lynch, Director                 Central Services (1997-2001 -          Director
                                          retired 1/2002)
-----------------------------------------------------------------------------------------------------------------------
John A. Johnson, President and Director   5Star Financial Co., AFBA 5Star        President and Director
                                          Fund, Inc.
                                                                                 President, General Principal and
                                          AFBA Five Star Securities Company      Director
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   NAME AND POSITION WITH AFBA 5STAR
     INVESTMENT MANAGEMENT COMPANY                    OTHER COMPANY              POSITION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------------------------
Kimberley E. Wooding, Executive Vice      5Star Life Insurance Company           Executive Vice President, Finance &
President - Finance & Compliance, Chief                                          Compliance, Chief Financial Officer
Financial Officer
                                          AFBA 5Star Fund, Inc.                  Treasurer and Chief Financial Officer

                                                                                 Financial/Operations Principal and
                                          AFBA Five Star Securities Company      Chief Financial Officer
-----------------------------------------------------------------------------------------------------------------------
Andrew J. Welle, Vice President           AFBA 5Star Fund, Inc.                  Vice President and Secretary

                                          AFBA Five Star Securities Company      General Principal and Secretary
-----------------------------------------------------------------------------------------------------------------------
Lorraine J. Lennon, Compliance Officer    5Star Life Insurance Company, AFBA     Vice President and Compliance Officer
                                          5Star Fund, Inc.
                                                                                 General   Principal  and   Compliance
                                          AFBA Five Star Securities Company      Officer
-----------------------------------------------------------------------------------------------------------------------
Jeffrey C. Sandefur,  Sr. Vice President  AFBA, 5Star Financial Co., 5Star       Sr. Vice President and Secretary
and Secretary                             Life Insurance Company

                                          AFBA 5Star Fund, Inc.                  Assistant Secretary
-----------------------------------------------------------------------------------------------------------------------
Marshal L. Cole, General Counsel          AFBA, 5Star Financial Co., 5Star       General Counsel and Director
                                          Life Insurance Company, 5Star Bank,
                                          AFBA 5Star Fund, Inc.

                                          AFBA Five Star Securities Company      Director
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
    NAME AND POSITION WITH KORNITZER                  OTHER COMPANY                   POSITION WITH OTHER COMPANY
           CAPITAL MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
John C. Kornitzer, President              AFBA 5Star Fund, Inc.                  Director
-----------------------------------------------------------------------------------------------------------------------
Kent Gasaway, Sr. Vice President          None
-----------------------------------------------------------------------------------------------------------------------
Tom Laming, Sr. Vice President            None
-----------------------------------------------------------------------------------------------------------------------
Robert Male, Sr. Vice President           None
-----------------------------------------------------------------------------------------------------------------------


The principal business of AFBA 5Star Investment Management Company and Kornitzer Capital Management, Inc. is the provision of investment management services to individuals and businesses.

Item 27.  Principal Underwriter

          (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

                  AB Funds Trust
                  AFBA 5 Star Fund, Inc.
                  Atlantic Whitehall Funds Trust
                  Forward Funds, Inc
                  Harris Insight Funds Trust
                  Hillview Investment Trust II
                  International Dollar Reserve Fund I, Ltd.
                  Kalmar Pooled Investment Trust
                  Matthews Asian Funds

                  Metropolitan West Funds
                  New Covenant Funds
                  Pictet Funds
                  The RBB Fund, Inc.
                  RS Investment Trust
                  Scudder Investments VIT Funds
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  Tomorrow Funds Retirement Trust
                  Trainer, Wortham First Mutual Funds
                  Undiscovered Managers Funds
                  Weiss, Peck & Greer Funds Trust
                  Weiss, Peck & Greer International Fund
                  Wilshire Target Funds, Inc.
                  WPG Large Cap Growth Fund
                  WPG Tudor Fund
                  WT Investment Trust

          Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  BlackRock Provident Institutional Funds
                  BlackRock Funds, Inc.

                  Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  Northern Funds Trust
                  Northern Institutional Funds Trust

          Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  ABN AMRO Funds

          PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road Drive, King of Prussia, Pennsylvania 19406.

          (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

              Brian Burns                Chairman, Chief Executive Officer,
                                         Director and President
              Michael Denofrio           Director
              Susan Keller               Director
              Rita G. Adler              Chief Compliance Officer
              Christine A. Ritch         Chief Legal Officer
              Salvatore Faia             Secretary and Clerk
              Christopher S. Conner      Assistant Secretary and Assistant Clerk
              Bradley A. Stearns         Assistant Secretary and Assistant Clerk
              John L. Wilson             Assistant Secretary and Assistant Clerk
              John Coary                 Treasurer
              Douglas D. Castagna        Controller and Assistant Treasurer

              Bruno DiStefano            Vice President
              Elizabeth T. Holtsbery     Vice President
              Susan K. Moscaritolo       Vice President
              Thomas Rodman              Vice President

          (c) Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of PFPC Inc., at 301 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29.  MANAGEMENT SERVICES.

There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS.

Registrant undertakes that, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Alexandria, and Commonwealth of Virginia on the 16th day of December 2003.



                                               AFBA 5STAR FUND, INC.

                                               /s/  John A. Johnson
                                               ----------------------
                                               John A. Johnson
                                               President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature                                                        Title                              Date
---------                                                        -----                              ----

/s/  C.C. Blanton                                         Chairman and Director              December 16, 2003
------------------------------------------------
C.C. Blanton

/s/  John A. Johnson                                      President and Director             December 16, 2003
------------------------------------------------
John A. Johnson

/s/  John S. Fairfield                                           Director                    December 16, 2003
------------------------------------------------
John S. Fairfield*

/s/  Monroe W. Hatch, Jr.                                        Director                    December 16, 2003
------------------------------------------------
Monroe W. Hatch, Jr.*

/s/  John C. Kornitzer                                           Director                    December 16, 2003
------------------------------------------------
John C. Kornitzer*

/s/  Henry J. Sechler                                             Director                   December 16, 2003
------------------------------------------------
Henry J. Sechler*

/s/  Louis C. Wagner, Jr.                                        Director                    December 16, 2003
------------------------------------------------
Louis C. Wagner, Jr.*

/s/  Kimberley E. Wooding                                                                    December 16, 2003
------------------------------------------------   Principal Accounting Officer, Chief
Kimberley E. Wooding                               Financial Officer and Treasurer

*By:  /s/  C.C. Blanton                                                                      December 16, 2003
------------------------------------------------   Attorney-in-Fact (Pursuant to Power of
C.C. Blanton                                       Attorney previously filed.)